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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08367

Evergreen Municipal Trust

___________________________________________________________________________________________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

___________________________________________________________________________________________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

___________________________________________________________________________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund for the year ended May 31, 2008. These four series have a May 31, fiscal year end.

Date of reporting period: May 31, 2008

Item 1 - Reports to Stockholders.

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENTS OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen High Income Municipal Bond Fund for the twelve-month period ended May 31, 2008 (the “period”).

Widespread credit problems exerted a major influence on fixed income markets, both taxable and tax-exempt, during the period. Treasuries and other high-quality securities rallied in an investor flight to quality prompted by concerns about weakness in the economy. As many major institutions reduced their exposure to credit risks, the yield premiums paid for lower-rated securities widened and lower-rated securities fell in value. In the municipal market, general obligation and essential service revenue bonds held up well, while other securities with more potential exposure to credit risk declined in price. Interest rate cuts by the Federal Reserve Board (the “Fed”) led to outperformance of securities with maturities of five years or less. U.S. equity prices declined during the period. Most major stock market benchmarks fell over the first five months of 2008, wiping out modest gains that had been recorded earlier in the fiscal year. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Fed aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

1

LETTER TO SHAREHOLDERS continued

During the period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The teams supervising Evergreen Municipal Bond Fund, for example, invested in the municipal market with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. Meanwhile, managers of Evergreen High Income Municipal Bond Fund emphasized investments in securities offering higher current income. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. The management team of Evergreen Strategic Municipal Bond Fund sought to limit risk further by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

9-month return with sales charge	-8.00%	-8.62%	-4.91%	N/A

9-month return w/o sales charge	-3.44%	-3.99%	-3.99%	-3.26%

Average annual return*

1-year with sales charge	-12.06%	-12.77%	-9.27%	N/A

1-year w/o sales charge	-7.69%	-8.39%	-8.39%	-7.46%

5-year	1.35%	1.27%	1.60%	2.63%

10-year	2.57%	2.32%	2.32%	3.35%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -3.44% for the nine-month period ended May 31, 2008, excluding any applicable sales charges. During the same period, the LBMBI returned 4.06%.

The fund’s objective is to seek current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fund changed its fiscal year end from August 31, to May 31, effective May 31, 2008. The municipal bond market, as with the taxable fixed income market, saw a widespread investor flight to the highest quality securities during the period. Problems that began with subprime mortgages permeated all domestic credit markets, with investors fleeing to the highest-quality bonds and avoiding anything potentially exposed to credit risk, especially higher-yielding, lower-rated securities. The divergence of returns between high grade and lower-rated and non-rated securities was stark. This flight-to-quality was intensified in the closing weeks of the period when the two principal insurers of municipal bonds, MBIA and AMBAC, ran into trouble because of their exposure to subprime mortgages. This led investors to avoid insured municipal securities, preferring only those bonds that could attain AAA- or AA-ratings on their own, without the help of insurance.

The principal factor in the fund’s underperformance relative to the benchmark was the high-quality nature of the benchmark and the lower-quality, yield-oriented composition of the fund’s portfolio. We initiated a policy to upgrade the overall quality of the portfolio, but this effort was limited by the lack of liquidity—or availability of buyers—for many of our holdings during a period when investors were avoiding lower-rated bonds. The fund gradually migrated its portfolio away from the positioning of its predecessor fund, Evergreen Florida High Income Municipal Bond Fund, but this effort was held back by the liquidity issue. The fund, for example, was overweighted in Florida CDD (community development district) and Florida CCRC (continuing care retirement community) bonds, which were non-rated. Many of these securities were for residential communities and housing-related securities also had few potential buyers. Because higher-yielding municipal securities typically have longer maturities, ranging from 25 to 40 years, the fund’s performance relative to the LBABI was also hurt when longer-maturity bonds underperformed. The average maturity of fund holdings as of May 31, 2008 was 19.1 years.

In a very challenging market, our effort to upgrade the credit quality of the portfolio helped performance somewhat, especially in the closing months of the period. For example, approximately 13% of fund net assets were invested in securities rated AA or higher at the end of the fiscal period on May 31, 2008 while only approximately 7% of assets were rated AA or higher at the beginning of 2008. The percentage of assets invested in non-rated securities fell from 87% to 77% during the same five month period.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2007	5/31/2008	During Period*

Actual
Class A	$1,000.00	$977.68	$5.59
Class B	$1,000.00	$973.98	$9.28
Class C	$1,000.00	$973.98	$9.28
Class I	$1,000.00	$978.91	$4.50
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.35	$5.70
Class B	$1,000.00	$1,015.60	$9.47
Class C	$1,000.00	$1,015.60	$9.47
Class I	$1,000.00	$1,020.45	$4.60

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.88% for Class B, 1.88% for Class C and 0.91% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS A		2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.37	0.47	0.48	0.50	0.51	0.53
Net realized and unrealized gains or losses on investments	(0.70)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.33)	(0.10)	0.42	0.79	0.58	0.24

Distributions to shareholders from
Net investment income	(0.37)	(0.47)	(0.48)	(0.50)	(0.51)	(0.53)

Net asset value, end of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[2]	(3.44)%	(1.09)%	4.17%	8.10%	5.91%	2.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$159,267	$207,442	$233,585	$205,593	$179,971	$186,685
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.09%[3]	1.01%	0.94%[4]	0.96%	1.01%	0.99%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.13%[3]	1.06%	0.99%[4]	0.98%	1.01%	0.99%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.96%[3]	0.92%	0.92%	0.96%	1.01%	0.99%
Interest and fee expense[5]	0.13%[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.28%[3]	4.63%	4.71%	4.93%	5.05%	5.27%
Portfolio turnover rate	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS B		2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.31	0.40[2]	0.40	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.69)	(0.57)	(0.05)	0.29	0.07	(0.29)

Total from investment operations	(0.38)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[3]	(3.99)%	(1.83)%	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,764	$43,379	$60,381	$80,083	$97,754	$125,469
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.71%[4]	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[6]	0.13%[4]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.53%[4]	3.87%	3.97%	4.22%	4.35%	4.54%
Portfolio turnover rate	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS C		2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.32	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.70)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.38)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return[2]	(3.99)%	(1.83)%	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,036	$32,848	$34,157	$26,760	$17,533	$19,729
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.71%[3]	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[5]	0.13%[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.54%[3]	3.87%	3.95%	4.19%	4.35%	4.54%
Portfolio turnover rate	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31, 2008[1]	Year Ended August 31,

CLASS I		2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.69	$10.26	$10.32	$10.03	$9.96	$10.25

Income from investment operations
Net investment income (loss)	0.38	0.50	0.51	0.53	0.54	0.56
Net realized and unrealized gains or losses on investments	(0.69)	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.31)	(0.07)	0.45	0.82	0.61	0.27

Distributions to shareholders from
Net investment income	(0.39)	(0.50)	(0.51)	(0.53)	(0.54)	(0.56)

Net asset value, end of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Total return	(3.26)%	(0.85)%	4.48%	8.42%	6.23%	2.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,903	$118,111	$156,088	$112,551	$87,440	$81,057
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.70%[2]	0.67%	0.67%	0.69%	0.71%	0.72%
Interest and fee expense[4]	0.13%[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.45%[2]	4.86%	4.96%	5.21%	5.35%	5.54%
Portfolio turnover rate	77%	67%	62%	41%	31%	26%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

May 31, 2008
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.7%
AIRPORT 1.7%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$4,315,900

COMMUNITY DEVELOPMENT DISTRICT 41.0%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,550,000	2,023,042
Ser. B, 5.20%, 05/01/2014	1,110,000	1,009,434
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	955,000	802,993
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,035,000	1,035,818
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,560,000	2,565,325
Ser. B, 5.70%, 05/01/2010	1,545,000	1,520,759
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	930,000	940,332
Ser. B, 5.30%, 11/01/2009	155,000	152,712
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,905,000	1,975,295
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,910,000	2,915,383
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	925,000	931,938
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,340,000	1,293,328
6.375%, 05/01/2035	1,285,000	1,201,398
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,514,975
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	640,000	641,459
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	98,124
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,230,000	2,229,755
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	1,900,000	1,879,214
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	930,000	784,511
Ser. B, 5.10%, 11/01/2009	1,295,000	1,272,428
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	1,990,000	1,984,886
Indian Trace, FL CDD, Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,385,000	1,435,137
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	3,000,390
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,145,000	2,212,567
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,440,000	1,459,526
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,434,354	1,435,128
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	635,000	644,709
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,815,000	2,826,401
Ser. A, 7.65%, 05/01/2032	1,870,000	1,940,349
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037 +	3,010,000	1,952,527
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,460,000	1,084,532
Heron Bay Proj., 7.00%, 05/01/2019	1,397,000	1,398,579
Ser. A, 7.00%, 05/01/2019	300,000	300,321

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2008
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	$3,645,000	$2,551,391
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	370,000	369,589
5.80%, 05/01/2026	5,000,000	4,972,200
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035	960,000	832,963
Ser. B, 5.125%, 05/01/2009	735,000	726,717
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,070,000	797,985
Ser. B, 5.00%, 05/01/2011	2,635,000	2,474,107
Poinciana West Cmnty., FL Dev. Dist. Spl. Assmt. RB, 6.00%, 05/01/2037	1,750,000	1,509,095
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,540,000	4,573,868
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	3,911,600
Portofino Isles, FL CDD Spl.Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	2,539,671
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,520,000	2,620,112
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,520,000	6,638,806
Tolomato Cmnty., FL CDD Spl. Assmt. RB, 6.55%, 05/01/2027	2,000,000	1,955,380
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	3,920,000	3,042,194
Ser. B, 5.25%, 05/01/2016	1,330,000	1,155,783
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,940,000	2,623,391
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,420,000	4,141,043
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,910,000	2,939,071
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	1,590,640
Ser. A-1, 6.50%, 05/01/2036	3,000,000	2,768,790

		104,197,671

CONTINUING CARE RETIREMENT COMMUNITY 22.0%
Central Texas Hlth. Facs. Dev. Corp. RB, Gleannloch Farms, Ser. A, 5.25%, 02/15/2016	500,000	470,460
Flagstaff, AZ IDRRB, Northern Arizona Sr. Living Cmnty., 5.50%, 07/01/2022	5,855,000	5,339,877
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,591,960
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,283,350
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	468,400
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,566,516
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,368,903
6.375%, 10/01/2025	6,575,000	6,580,063
Minneapolis, MN Hsg. & Hlth. Care Facs. RB, Providence Proj., Ser. A, 5.625%, 10/01/2027	4,075,000	3,741,910

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2008
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Nassau Cnty. NY Indl. Dev. Agcy. RB, Amsterdam at Harborside:
Ser. A, 5.875%, 01/01/2018	$500,000	$490,120
Ser. B, 5.50%, 01/01/2028	1,500,000	1,481,430
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	4,000,000	3,980,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran, 5.70%, 07/01/2026	2,000,000	1,820,840
St. John’s Cnty., FL IDA RB:
Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,531,850
8.00%, 01/01/2023	4,500,000	4,978,665
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,226,174

		55,920,518

EDUCATION 1.6%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 7.78%, 12/01/2036 *	3,800,000	4,055,512

ELECTRIC REVENUE 4.1%
Salt River, AZ RB, Agriculture Impt. & Power Dist. Elec. Sys. Proj., Ser. A, 5.00%, 01/01/2038	10,000,000	10,314,700

HOSPITAL 5.8%
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,735,000	3,788,635
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	825,000	874,764
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,999,910
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	6,957,132

		14,620,441

HOUSING 1.1%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,876,921

INDUSTRIAL DEVELOPMENT REVENUE 3.6%
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	5,000,000	3,971,800
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,875,540
6.75%, 07/01/2029	2,380,000	2,348,251

		9,195,591

MISCELLANEOUS REVENUE 3.3%
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,010,000	3,155,774
Morongo Band of Mission Indians California Enterprise RB, Tax-Exempt, Ser. B, 6.50%, 03/01/2028	3,000,000	3,016,380
Tampa, FL Util. Tax Capital Appreciation, 0.00%, 10/01/2020 ¤	4,000,000	2,249,680

		8,421,834

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2008
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.4%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	$2,255,000	$2,141,979
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	3,858,691

		6,000,670

SPECIAL TAX 7.4%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.45%, 12/01/2034	3,000,000	2,587,470
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A, 5.30%, 10/01/2035	1,000,000	817,950
Utah Trans. Auth. Sales Tax RB, Ser. A, 5.00%, 06/15/2032	15,000,000	15,502,200

		18,907,620

WATER & SEWER 3.7%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,123,468
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,739,958
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,827,106
Puerto Rico Aqueduct & Sewer Auth. RRB, Ser. A, 6.00%, 07/01/2038	2,500,000	2,643,250

		9,333,782

Total Municipal Obligations (cost $259,494,221)		248,161,160

	Shares	Value

SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.82% q ø
(cost $9,957,406)	9,957,406	9,957,406

Total Investments (cost $269,451,627) 101.6%		258,118,566
Other Assets and Liabilities (1.6%)		(4,147,722)

Net Assets 100.0%		$253,970,844

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Inverse floating rate security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2008

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2008:

Florida	60.9%
Arizona	6.1%
Utah	6.0%
North Carolina	4.6%
Texas	3.1%
Minnesota	2.6%
Maryland	2.2%
Georgia	2.0%
Missouri	1.7%
Illinios	1.5%
California	1.2%
Virginia	1.1%
Colorado	1.0%
Puerto Rico	1.0%
New York	0.8%
South Carolina	0.3%
Non-state specific	3.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of May 31, 2008 (unaudited):

AAA	8.0%
AA	5.7%
A	2.1%
BBB	6.7%
NR	77.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2008 (unaudited):

Less than 1 year	4.2%
1 to 3 year(s)	2.8%
5 to 10 years	6.7%
10 to 20 years	29.9%
20 to 30 years	54.3%
Greater than 30 years	2.1%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $259,494,221)	$248,161,160
Investments in affiliated money market fund, at value (cost $9,957,406)	9,957,406

Total investments	258,118,566
Receivable for securities sold	18,647,411
Receivable for Fund shares sold	364,193
Interest receivable	3,980,018
Prepaid expenses and other assets	17,185

Total assets	281,127,373

Liabilities
Dividends payable	679,503
Payable for securities purchased	26,146,722
Payable for Fund shares redeemed	250,870
Advisory fee payable	9,767
Distribution Plan expenses payable	7,727
Due to other related parties	2,613
Accrued expenses and other liabilities	59,327

Total liabilities	27,156,529

Net assets	$253,970,844

Net assets represented by
Paid-in capital	$328,118,590
Overdistributed net investment income	(137,345)
Accumulated net realized losses on investments	(62,677,340)
Net unrealized losses on investments	(11,333,061)

Total net assets	$253,970,844

Net assets consists of
Class A	$159,267,263
Class B	30,764,377
Class C	24,035,833
Class I	39,903,371

Total net assets	$253,970,844

Shares outstanding (unlimited number of shares authorized)
Class A	17,711,854
Class B	3,421,281
Class C	2,672,992
Class I	4,437,726

Net asset value per share
Class A	$8.99
Class A — Offering price (based on sales charge of 4.75%)	$9.44
Class B	$8.99
Class C	$8.99
Class I	$8.99

See Notes to Financial Statements

17

STATEMENTS OF OPERATIONS

	Year Ended May 31, 2008 (a)	Year Ended August 31, 2007

Investment income
Interest	$14,694,046	$26,240,417
Income from affiliate	136,740	205,109

Total investment income	14,830,786	26,445,526

Expenses
Advisory fee	1,097,795	2,208,630
Distribution Plan expenses
Class A	385,285	711,949
Class B	275,643	530,611
Class C	207,523	358,841
Administrative services fee	233,006	467,423
Transfer agent fees	96,392	170,332
Trustees' fees and expenses	6,498	10,436
Printing and postage expenses	25,479	37,766
Custodian and accounting fees	91,789	148,272
Registration and filing fees	58,490	44,714
Professional fees	41,566	49,934
Interest and fee expense	302,559	428,109
Other	6,669	8,123

Total expenses	2,828,694	5,175,140
Less: Expense reductions	(10,854)	(16,619)
Expense reimbursements	(52,963)	(118,658)

Net expenses	2,764,877	5,039,863

Net investment income	12,065,909	21,405,663

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(21,278,832)	845,522
Futures contracts	0	(268,518)

Net realized gains or losses on investments	(21,278,832)	577,004
Net change in unrealized gains or losses on investments	(2,772,851)	(24,765,724)

Net realized and unrealized gains or losses on investments	(24,051,683)	(24,188,720)

Net decrease in net assets resulting from operations	$(11,985,774)	$(2,783,057)

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2008 (a)		Year Ended August 31, 2007

Operations
Net investment income		$12,065,909		$21,405,663
Net realized gains or losses on investments		(21,278,832)		577,004
Net change in unrealized gains or losses on investments		(2,772,851)		(24,765,724)

Net decrease in net assets resulting from operations		(11,985,774)		(2,783,057)

Distributions to shareholders from
Net investment income
Class A		(7,044,910)		(10,968,440)
Class B		(1,252,196)		(2,049,879)
Class C		(943,438)		(1,388,047)
Class I		(2,857,339)		(6,981,604)

Total distributions to shareholders		(12,097,883)		(21,387,970)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,781,382	16,674,564	4,282,776	44,082,423
Class B	150,641	1,393,678	317,647	3,264,758
Class C	230,700	2,138,061	773,310	7,946,166
Class I	980,713	9,128,841	1,370,696	14,085,012

		29,335,144		69,378,359

Net asset value of shares issued in reinvestment of distributions
Class A	381,040	3,528,983	532,601	5,447,510
Class B	53,280	493,732	83,046	850,266
Class C	45,161	418,794	58,893	601,977
Class I	34,315	320,848	78,181	799,863

		4,762,357		7,699,616

Automatic conversion of Class B shares to Class A shares
Class A	381,131	3,519,309	499,738	5,147,495
Class B	(381,131)	(3,519,309)	(499,738)	(5,147,495)

		0		0

Payment for shares redeemed
Class A	(6,233,115)	(58,274,335)	(6,682,945)	(68,186,438)
Class B	(876,830)	(8,187,458)	(1,311,493)	(13,431,088)
Class C	(991,720)	(9,243,224)	(772,972)	(7,900,750)
Class I	(8,762,787)	(82,118,000)	(4,478,669)	(45,819,083)

		(157,823,017)		(135,337,359)

Net decrease in net assets resulting from capital share transactions		(123,725,516)		(58,259,384)

Total decrease in net assets		(147,809,173)		(82,430,411)
Net assets
Beginning of period		401,780,017		484,210,428

End of period		$253,970,844		$401,780,017

Overdistributed net investment income		$(137,345)		$(128,966)

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended August 31, 2006

Operations
Net investment income		$20,892,287
Net realized gains on investments		195,337
Net change in unrealized gains or losses on investments		(2,377,349)

Net decrease in net assets resulting from operations		(18,710,275)

Distributions to shareholders from
Net investment income
Class A		(10,037,012)
Class B		(2,789,398)
Class C		(1,206,392)
Class I		(6,826,182)

Total distributions to shareholders		(20,858,984)

	Shares

Capital share transactions
Proceeds from shares sold
Class A	5,474,934	55,786,037
Class B	577,590	5,919,440
Class C	1,083,095	11,044,348
Class I	7,069,981	72,177,343

		144,927,168

Net asset value of shares issued in reinvestment of distributions
Class A	439,800	4,483,031
Class B	117,668	1,199,612
Class C	46,402	472,980
Class I	57,305	583,991

		6,739,614

Automatic conversion of Class B shares to Class A shares
Class A	1,130,757	11,528,918
Class B	(1,130,757)	(11,528,918)

		0

Payment for shares redeemed
Class A	(4,204,955)	(42,841,959)
Class B	(1,441,477)	(14,694,487)
Class C	(393,806)	(4,010,825)
Class I	(2,822,126)	(28,746,877)

		(90,294,148)

Net increase in net assets resulting from capital share transactions		61,372,634

Total increase in net assets		59,223,925
Net assets
Beginning of period		424,986,503

End of period		$484,210,428

Overdistributed net investment income		$(221,129)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures

21

NOTES TO FINANCIAL STATEMENTS continued

contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after August 31, 2004.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2008, the following amounts were reclassified:

Paid-in capital	$ (3,677,311)
Overdistributed net investment income	23,595
Accumulated net realized losses on investments	3,653,716

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee starting at 0.47% and declining to 0.32% as average daily net assets increase. For the nine months ended May 31, 2008 and the year ended August 31, 2007, the advisory fee was equivalent to 0.47% (on an annualized basis) and 0.47%, respectively, of the Fund’s average daily net assets.

23

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the nine months ended May 31, 2008 and the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $52,963 and $118,658, respectively.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statements of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the nine months ended May 31, 2008, EIS received $9,885 from the sale of Class A shares and $3,150, $50,945 and $3,073 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $239,771,658 and $361,059,313, respectively, for the nine months ended May 31, 2008 and $308,537,858 and 369,837,291, respectively, for the year ended August 31, 2007.

24

NOTES TO FINANCIAL STATEMENTS continued

During the nine months ended May 31, 2008 and the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $286,830 and $426,256, respectively.

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $269,451,627. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,380,679 and $15,713,740, respectively, with a net unrealized depreciation of $11,333,061.

As of May 31, 2008, the Fund had $47,695,802 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2009	2010	2011	2012	2013	2014	2015

$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251	$6,506,524

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and will elect to defer post-October losses of $14,981,538.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the nine months ended May 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/Tax Differences

$572,826	$11,333,061	$62,677,340	$(710,171)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

		Year Ended August 31,
	Year Ended May 31, 2008(a)
		2007	2006

Ordinary Income	$45,580	$121,346	$99,963
Exempt-Interest Income	12,052,303	21,266,624	20,759,021

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

25

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

The Fund had the following borrowing activity:

	Year Ended May 31, 2008(a)		Year Ended August 31, 2007

Average borrowing outstanding	$ 331,137	(annualized)	$ 31,684
Interest paid	$ 15,729		$ 1,853
Average interest rate	4.75%		5.85%

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and

26

NOTES TO FINANCIAL STATEMENTS continued

enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact

27

NOTES TO FINANCIAL STATEMENTS continued

the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2008 and the related statement of operations for the period from September 1, 2007 to May 31, 2008 and for the year ended August 31, 2007, statements of changes in net assets for the period from September 1, 2007 to May 31, 2008 and for each of the years in the two-year period ended August 31, 2007, and financial highlights for the period from September 1, 2007 to May 31, 2008 and for each of the years in the five-year period ended August 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Municipal Bond Fund as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.64%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566599 rv5 07/2008

Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
40	STATEMENT OF ASSETS AND LIABILITIES
41	STATEMENT OF OPERATIONS
42	STATEMENTS OF CHANGES IN NET ASSETS
44	NOTES TO FINANCIAL STATEMENTS
53	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
54	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Bond Fund for the twelve-month period ended May 31, 2008 (the “period”).

Widespread credit problems exerted a major influence on fixed income markets, both taxable and tax-exempt, during the period. Treasuries and other high-quality securities rallied in an investor flight to quality prompted by concerns about weakness in the economy. As many major institutions reduced their exposure to credit risks, the yield premiums paid for lower-rated securities widened and lower-rated securities fell in value. In the municipal market, general obligation and essential service revenue bonds held up well, while other securities with more potential exposure to credit risk declined in price. Interest rate cuts by the Federal Reserve Board (the “Fed”) led to outperformance of securities with maturities of five years or less. U.S. equity prices declined during the period. Most major stock market benchmarks fell over the first five months of 2008, wiping out modest gains that had been recorded earlier in the fiscal year. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Fed aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

LETTER TO SHAREHOLDERS continued

During the period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The teams supervising Evergreen Municipal Bond Fund, for example, invested in the municipal market with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. Meanwhile, managers of Evergreen High Income Municipal Bond Fund emphasized investments in securities offering higher current income. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. The management team of Evergreen Strategic Municipal Bond Fund sought to limit risk further by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	-2.97%	-3.80%	0.11%	N/A

1-year w/o sales charge	1.85%	1.08%	1.08%	2.10%

5-year	2.31%	2.23%	2.58%	3.61%

10-year	3.57%	3.32%	3.32%	4.26%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.85% for the twelve-month period ended May 31, 2008, excluding any applicable sales charges. During the same period, the LBMBI returned 3.87%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment Process

During the second quarter of 2007, the assets of Evergreen Florida Municipal Bond Fund and Atlas National Municipal Bond Fund were merged into the fund. This increased Evergreen Municipal Bond Fund’s assets from $890 million on March 31, 2007 to $1.299 billion at the end of June 2007. Our strategy involved transitioning the fund from three separate portfolios into one fund. We modified positions so that the structure began to reflect our objective of income generation and capital preservation, as well as our market outlook. Our primary move during that time was to sell higher-quality bonds with longer-term maturities, reinvesting proceeds in intermediate-term bonds of similar quality.

In early August 2007, municipal bond investors endured one of the sharpest sell-offs in recent memory—only to be rewarded with handsome returns by the end of the third quarter of 2007. As the period began, concerns about subprime mortgage losses forced a sharp drop in municipal bond prices. Only the taxable market had been affected by investors’ uneasiness, prior to this time. Bonds then reversed course. In September 2007, the Federal Reserve Board (the “Fed”) announced an aggressive interest rate cut, lowering the federal funds rate by half a percentage point. The move helped restore investor confidence and market stability. Prices bounded higher on the news, as well as from bargain-hunters swooping in for attractively priced bonds they deemed oversold and undervalued. As has often been the case, short-term price swings resulted in longer-term opportunity.

The market’s decline stemmed from hedge funds and other “cross-over” investors engaging in seemingly endless selling in an effort to raise cash to meet margin calls. Crossover investors buy either taxable or tax-exempt bonds, depending on both their individual tax situation and which security provides them with the most attractive after-tax yield. The sell-off was so intense that for a short time, even the highest-quality credits had minimal liquidity. Adding to the turmoil was the corresponding rally that took place in the U.S. Treasury note market. Municipal bonds and U.S. Treasuries typically trend in the same direction. Their divergence exacerbated the price decline for the tax-exempt sector, as investors adjusted their portfolios to reflect new expectations for the relationship between municipal bonds and their taxable counterparts.

Toward the end of 2007, municipal bonds posted modestly positive returns, as investors contended with ongoing developments in the subprime mortgage market and new

PORTFOLIO MANAGER COMMENTARY continued

liquidity challenges. Investors became increasingly averse to credit risk. Credit spreads—the yield premium paid for riskier credits—rose on bonds that were neither general obligation nor essential service revenue bonds. Prices spiraled lower, as many individual investors redeemed out of their high yield mutual funds. Many fund managers were forced to sell bonds into thin markets with falling bids to meet these redemptions. A “flight to quality” ensued. U.S. Treasuries rallied sharply, led by bonds with shorter maturities. Investors showed the greatest interest in bonds with maturities inside of five years, maximizing liquidity and safety, and capitalizing on anticipated Fed interest rate cuts. Municipal bonds followed suit, but ultimately trailed their taxable counterparts. This lag, however, came to provide tax-exempt investors with an opportunity for attractive relative value and potential price performance. Municipal bonds with maturities of five years and under offered yields of approximately 100% of U.S. Treasuries with comparable maturities.

Challenged by ongoing price volatility and a lack of liquidity, municipal bonds turned in a mixed performance in the first quarter of the 2008 calendar year. Shorter maturities produced positive returns, while the prices of intermediate- and longer-term maturities declined. Shorter-term bond prices moved higher on Fed interest rate cuts as well as the relative safety and liquidity of that maturity range. Conversely, intermediate- and longer-term bonds traded-off on investor concerns about inflation, a weakening dollar and the credit deterioration of bond insurers. Investors’ sensitivity to credit risk continued to grow. Spread widening—the phenomenon of investors demanding progressively greater yield compensation for increasing credit risk—occurred in all but the highest-quality bonds. The greater investors’ concerns regarding a credit or sector, the steeper the price drop of the associated bonds. Liquidity was almost nonexistent in the high yield sector. When occasional trades occurred, they tended to take place at distressed levels, which pushed prices even lower.

The Fed took active measures throughout 2008’s first quarter to stabilize the markets and restore investor confidence. As the period came to a close, trading activity was calmer and quieter. The Fed’s actions had a positive influence. Volume remained light, but buyers began to appear when bonds reached historically favorable levels to U.S. Treasuries.

Contributors to Performance

The move to reduce long-term, higher-quality bonds and increase higher-quality, intermediate-term maturities was the main contributor to performance at the beginning of the fiscal year. As of the end of the third quarter of 2007, the fund’s balance of high grade bonds and bonds with intermediate-term maturities enabled it to turn in a strong performance, relative to other credit sectors. By the end of 2007, high-grade bonds with four- to 12-year maturities were the greatest contributors to performance, benefiting from investors’ strong demand for quality, particularly in the shorter end of the yield curve, as well as the greater level of liquidity available for shorter-term maturities. Yield curve positioning also particularly contributed to performance in the first quarter of 2008.

PORTFOLIO MANAGER COMMENTARY continued

Detractors from Performance

At the beginning of the fiscal year, the fund’s heavy weighting in Florida municipal bonds as well as its larger position in healthcare were the primary detractors from performance. The larger Florida position was the result of the merger with Evergreen Florida Municipal Bond Fund and was subsequently actively reduced to reflect the fund’s current strategy. Also as a result of the fund’s merger with Evergreen Florida Municipal Bond Fund and Atlas National Municipal Bond Fund, rather than as a result of a strategic goal, the fund had a longer-term position into the third quarter of 2007, which detracted from performance. Another factor draining results was fund redemptions. The fund sold securities to meet redemptions at a time when prices were falling, and the market’s liquidity was extremely limited. The fund’s high grade bonds with longer maturities were the greatest detractors from performance in the fourth quarter of 2007. During the period, the yield curve steepened—that is, the difference between yields in shorter maturities and those in longer maturities increased. Although the prices of bonds with longer maturities generally moved higher, they did not keep pace with the price improvement demonstrated by shorter- and intermediate-term bonds. Lack of liquidity for longer-term holdings also had a negative effect on their results. In the first quarter of 2008, the fund’s modest position in A- and BBB-rated bonds detracted from performance. Investors’ unusually strong emphasis on credit quality created greater demand for bonds rated AA or higher. In contrast, the combination of less demand and a larger supply of bonds with A or BBB ratings pushed the prices of these bonds lower.

Portfolio Manager Outlook

Going forward, we expect volatility and illiquidity to continue to affect prices, as concerns remain regarding inflation, housing and the credit markets. We think there is a legitimate possibility of a recession, if we are not in one already. Some economists have argued that certain sectors of the economy have begun to contract.

We believe municipal bonds could outperform U.S. Treasuries if rates rise, and underperform U.S. Treasuries if rates fall. Shorter-term tax-exempts already have performed well, and absolute yields are very low on a historical basis. Additional price advances could be difficult, leaving these maturities vulnerable going forward. We are more optimistic about longer-term bonds. We believe bonds with longer maturities have some attractive relative value and may outperform other maturity ranges in the near-term.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.Evergreenlnvestments.com or call 1.800.847.5397.

Please read the prospectus carefully before investing.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,004.74	$4.01
Class B	$1,000.00	$1,000.95	$7.75
Class C	$1,000.00	$1,000.95	$7.75
Class I	$1,000.00	$1,006.00	$2.71
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.00	$4.04
Class B	$1,000.00	$1,017.25	$7.82
Class C	$1,000.00	$1,017.25	$7.82
Class I	$1,000.00	$1,022.30	$2.73

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.31	0.29[1]	0.29	0.29	0.30
Net realized and unrealized gains or losses on investments	(0.18)	0.06	(0.16)	0.31	(0.30)

Total from investment operations	0.13	0.35	0.13	0.60	0

Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.29)	(0.29)	(0.30)

Net asset value, end of period	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[2]	1.85%	4.83%	1.72%	8.42%	(0.01)%

Ratios and supplemental data
Net assets, end of period (thousands)	$971,046	$832,186	$639,031	$679,263	$698,151
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.83%	0.95%	0.87%	0.92%	0.94%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.87%	1.00%	0.92%	0.93%	0.94%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.76%	0.81%	0.80%	0.85%	0.88%
Interest and fee expense[3]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	4.13%	3.90%	3.88%	3.90%	4.04%
Portfolio turnover rate	70%	123%	125%	145%	143%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.25[1]	0.24[1]	0.23[1]	0.24[1]	0.25[1]
Net realized and unrealized gains or losses on investments	(0.17)	0.06	(0.15)	0.31	(0.30)

Total from investment operations	0.08	0.30	0.08	0.55	(0.05)

Distributions to shareholders from
Net investment income	(0.25)	(0.24)	(0.24)	(0.24)	(0.25)

Net asset value, end of period	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[2]	1.08%	4.06%	1.01%	7.67%	(0.71)%

Ratios and supplemental data
Net assets, end of period (thousands)	$70,461	$24,971	$14,260	$17,955	$21,776
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.56%	1.55%	1.57%	1.58%
Interest and fee expense[3]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	3.39%	3.15%	3.13%	3.19%	3.34%
Portfolio turnover rate	70%	123%	125%	145%	143%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.25	0.24	0.23	0.24	0.25
Net realized and unrealized gains or losses on investments	(0.17)	0.06	(0.15)	0.31	(0.30)

Total from investment operations	0.08	0.30	0.08	0.55	(0.05)

Distributions to shareholders from
Net investment income	(0.25)	(0.24)	(0.24)	(0.24)	(0.25)

Net asset value, end of period	$7.29	$7.46	$7.40	$7.56	$7.25

Total return[1]	1.08%	4.06%	1.01%	7.67%	(0.71)%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,281	$45,920	$35,498	$37,197	$39,461
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.58%	1.70%	1.62%	1.64%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.56%	1.55%	1.57%	1.58%
Interest and fee expense[2]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	3.38%	3.15%	3.13%	3.19%	3.34%
Portfolio turnover rate	70%	123%	125%	145%	143%

1	Excluding applicable sales charges
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.46	$7.40	$7.56	$7.25	$7.55

Income from investment operations
Net investment income (loss)	0.32	0.31	0.31	0.31	0.32
Net realized and unrealized gains or losses on investments	(0.17)	0.06	(0.16)	0.31	(0.30)

Total from investment operations	0.15	0.37	0.15	0.62	0.02

Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.31)	(0.31)	(0.32)

Net asset value, end of period	$7.29	$7.46	$7.40	$7.56	$7.25

Total return	2.10%	5.10%	2.03%	8.75%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$896,226	$393,262	$194,430	$156,892	$101,084
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.57%	0.70%	0.62%	0.64%	0.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.57%	0.70%	0.62%	0.64%	0.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.50%	0.56%	0.55%	0.57%	0.58%
Interest and fee expense[1]	0.07%	0.14%	0.07%	0.07%	0.06%
Net investment income (loss)	4.39%	4.15%	4.14%	4.19%	4.31%
Portfolio turnover rate	70%	123%	125%	145%	143%

1	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 2.9%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$4,495,000	$4,584,001
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	12,790,000	12,987,094
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	11,314,490
Ser. B, 6.25%, 11/01/2028	5,000,000	5,032,450
Dallas-Fort Worth,TX Intl. Arpt. RRB, Ser. A, 5.50%, 11/01/2031, (Insd. by FGIC)	1,500,000	1,494,060
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	86,420
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,379,037
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,092,740
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,928,696
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,773,467
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,726,336

		59,398,791

COMMUNITY DEVELOPMENT DISTRICT 1.2%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,868,680
6.00%, 07/01/2030	7,927,000	7,491,728
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,120,000	6,131,322
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	778,000	794,813
6.625%, 07/01/2025	6,280,000	6,317,617

		24,604,160

CONTINUING CARE RETIREMENT COMMUNITY 4.1%
Burlington Cnty., NJ Bridge Commission EDRRB, The Evergreens Proj., 5.625%, 01/01/2038	5,000,000	4,597,600
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,660,000	2,812,977
Connecticut Dev. Auth. RB:
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	768,803
Mary Wade Home, Ser. A:
5.70%, 12/01/2008	100,000	101,088
6.375%, 12/01/2018	1,000,000	1,054,430
Fairfax Cnty., VA EDA Residential Care Facs. RRB, Goodwin House, Inc., 5.125%, 10/01/2042	4,250,000	3,784,243
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,056,670
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,526,300
Houston Cnty., AL Hlth. Care Auth. RRB, Ser. A, 5.25%, 10/01/2030	1,000,000	1,021,080
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	4,750,000	4,711,667
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	4,457,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	$5,000,000	$4,996,400
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A, 5.20%, 01/01/2024	1,000,000	942,060
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	10,535,000	10,205,781
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	5,009,450
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Edenwald, Ser. A, 5.40%, 01/01/2037	500,000	452,520
New Jersey EDA RB, Franciscan Oaks Proj., 5.70%, 10/01/2017	2,500,000	2,529,125
New Jersey EDA RRB, Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,551,970
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,012,780
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,480,355
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,405,992
CC Young Mem. Home Proj., 5.75%, 02/15/2029	1,500,000	1,341,465
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,440,600
6.00%, 11/15/2036	6,500,000	6,301,685
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,364,935
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	6,704,550

		82,632,376

EDUCATION 7.3%
Alabama Pub. Sch. & College Capital Impt.:
5.00%, 12/01/2023	5,000,000	5,266,700
5.00%, 12/01/2024	11,725,000	12,313,009
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	302,886
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,376,660
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,749,613
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,797,048
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	1,000,000	1,076,480
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,275,446
5.25%, 12/01/2025 ‡	10,000,000	10,402,000
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,369,840
Colorado Edl. & Cultural Facs. Auth. RRB, Univ. of Denver Proj., Ser. B, 5.25%, 03/01/2023, (Insd. by FGIC)	1,620,000	1,667,660

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	$1,000,000	$1,019,750
Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,733,588
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,005,460
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,116,900
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 5.25%, 12/01/2021	1,000,000	1,039,160
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA)	8,555,000	9,039,812
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,420,042
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,371,299
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	8,000,000	7,691,840
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,196,525
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,173,258
5.25%, 12/01/2026	2,340,000	2,396,792
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care, 5.625%, 07/01/2020	680,000	709,267
Goucher College, 5.375%, 07/01/2025	1,450,000	1,496,574
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	507,840
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,592,640
Maryland Institute College of Art, 5.00%, 06/01/2030	1,225,000	1,147,384
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	838,505
6.00%, 05/01/2035	1,000,000	1,000,500
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj., 5.25%, 01/15/2022	1,000,000	1,047,100
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	4,000,000	4,139,800
New Jersey EDA RB, Sch. Construction Proj.:
Ser. O, 5.25%, 03/01/2022	5,000,000	5,287,500
Ser. Y, 5.00%, 09/01/2033 #	2,000,000	2,019,040
New Jersey Edl. Facs. Auth. RRB, Georgian Ct. Univ., Ser. D, 5.25%, 07/01/2027	500,000	500,690
New York Dorm. Auth. RB, Columbia Univ., Ser. A, 5.00%, 07/01/2038	10,000,000	10,368,600
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,804,670
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,743,068
5.125%, 06/01/2023	1,000,000	1,001,070
5.125%, 06/01/2024	1,000,000	1,001,790

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	$1,640,000	$2,033,354
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2013	1,100,000	1,192,774
5.50%, 09/01/2015	620,000	671,882
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,226,972
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,990,816
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,030,080
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,379,248
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,511,868
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,313,754
Virginia Pub. Sch. Auth. RB, Sch. Fin. Auth., Ser. A, 5.00%, 08/01/2013	1,250,000	1,331,012
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,038,100

		146,727,666

ELECTRIC REVENUE 1.5%
Connecticut Dev. Auth. PCRRB, Light & Power, 5.85%, 09/01/2028	1,000,000	997,430
Georgia Muni. Elec. Auth. Power RRB:
Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,079,240
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,167,650
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	522,784
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,021,740
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	7,000,000	6,950,790
Puerto Rico Elec. Power Auth. RRB, Ser. PP, 5.00%, 07/01/2022	1,000,000	992,970
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	567,375
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,743,263
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,517,373
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,014,795
Ser. B:
5.00%, 01/01/2012	4,635,000	4,554,351
5.00%, 01/01/2013	2,855,000	2,754,019
5.00%, 01/01/2014	1,100,000	1,046,375

		29,930,155

GENERAL OBLIGATION – LOCAL 5.3%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,325,100
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,074,636
Cartersville, GA GO, 6.70%, 01/01/2012	100,000	108,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	$2,310,000	$2,620,580
7.10%, 12/01/2013	2,000,000	2,371,080
El Paso Cnty., TX GO, 5.00%, 02/15/2024, (Insd. by MBIA)	1,795,000	1,876,349
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	616,265
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,499,250
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,343,940
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,043,171
5.50%, 04/01/2025	2,700,000	2,881,278
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,357,252
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	850,000	907,044
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,360,634
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,873,169
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,197,450
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	444,596
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,859,851
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,715,772
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	7,000,000	7,620,480
Milford, CT GO, 5.20%, 01/15/2013	500,000	544,180
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,037,126
Nassau Cnty., NY Refunding GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	779,804
New York, NY GO, Ser. G, 5.00%, 08/01/2020	11,500,000	12,054,185
New York, NY Refunding GO:
Ser. A1, 5.00%, 08/01/2022	12,000,000	12,510,120
Ser. G, 5.00%, 12/01/2021	11,000,000	11,389,180
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,105,311
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	939,571
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	415,743
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	65,000	68,937
Richmond, VA Refunding GO, 5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,144,160
Riverside, CA Cmnty. College Dist. GO, Election of 2004, Ser. C, 5.00%, 08/01/2032	6,930,000	7,114,130
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%, 04/01/2032, (Insd. by AMBAC)	3,000,000	3,079,560
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,105,640
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,179,640
Sunnyvale,TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,694,798

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Washington Township, NJ GO,Warren Cnty., Board of Ed., 7.50%, 04/15/2009	$130,000	$135,888
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,153

		107,444,268

GENERAL OBLIGATION – STATE 3.0%
California GO:
5.00%, 10/01/2022	700,000	713,608
5.00%, 04/01/2024	10,000,000	10,297,000
5.25%, 03/01/2038	2,500,000	2,559,200
5.50%, 11/01/2033	1,200,000	1,237,884
California Refunding GO, 5.00%, 08/01/2019	5,000,000	5,264,850
Connecticut GO, Ser. C, 5.00%, 06/01/2022	2,000,000	2,123,160
District of Columbia GO:
5.50%, 07/01/2019, (Insd. by FSA)	2,665,000	2,843,182
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	737,335
New Jersey GO, 5.00%, 06/01/2024	10,000,000	10,495,100
New Jersey Refunding GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,780,280
Ser. F, 5.50%, 08/01/2011	3,000,000	3,246,090
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,334,172
Puerto Rico Refunding GO:
5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,108,230
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,257,280
Ser. C, 6.00%, 07/01/2013	1,000,000	1,003,420
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,292,693
Trans. Commission Mobility Fund, 5.00%, 04/01/2030	5,000,000	5,146,600
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,147,320

		59,587,404

HOSPITAL 16.0%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	1,500,000	1,411,950
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,523,520
Albany, NY Indl. Dev. Agcy. Civic Facs. RRB, St. Peters Hosp. Proj., Ser. A,
5.75%, 11/15/2022	3,000,000	3,163,230
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. A, 5.25%, 01/01/2026	3,500,000	3,600,765
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	512,820
California Hlth. Facs. Financing Auth. RB, Catholic Healthcare West, Ser. J, 5.625%, 07/01/2032	5,000,000	5,088,800
California Statewide CDA RB, Catholic Healthcare West,
Ser. C, 5.625%, 07/01/2035	3,000,000	3,040,170
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,973,650
Group B, 5.25%, 02/15/2027	2,500,000	2,396,325
Ser. A, 5.75%, 02/15/2034	6,000,000	5,865,540

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	$2,000,000	$2,001,300
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,738,680
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA)	950,000	935,304
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	1,997,651
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,516,243
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj., 5.25%, 12/01/2022	3,690,000	3,405,944
Colorado Hlth. Facs. Auth. RB:
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	10,002,184
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,794,090
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2027	9,000,000	9,054,720
Evangelical Lutheran Hlth. Facs., 5.25%, 06/01/2023	1,000,000	1,009,750
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,001,930
Connecticut Hlth. & Edl. Facs. Auth. RRB, William W. Backus Hosp., Ser. G, 5.00%, 07/01/2035	1,000,000	1,012,750
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser.A, 5.50%, 01/01/2029	1,000,000	1,022,610
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
4.75%, 12/01/2036	2,000,000	1,655,880
5.00%, 12/01/2016	2,000,000	2,020,700
5.00%, 12/01/2017	3,655,000	3,657,485
5.00%, 12/01/2019	1,030,000	1,009,709
5.00%, 12/01/2020	2,500,000	2,441,000
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,181,900
Georgia Med. Ctr. Hosp. Auth. RRB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,111,860
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,308,771
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,694,099
5.25%, 06/01/2020	3,000,000	2,989,440
5.25%, 06/01/2021	3,000,000	2,974,920
5.25%, 06/01/2026	2,805,000	2,716,166
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,010,240
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,046,239
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,852,527
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	2,996,121
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,847,831
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,359,664

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	$1,750,000	$1,979,197
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	1,016,550
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B:
5.00%, 02/15/2020	3,000,000	3,028,440
5.00%, 02/15/2021	2,500,000	2,515,700
5.00%, 02/15/2022	8,750,000	8,771,525
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	2,027,700
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,502,229
Kent, MI Hosp. Fin. Auth. RB:
Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,082,500
Spectrum Hlth. Sys., Ser. A, FRN, 5.50%, 01/15/2047	5,000,000	5,347,500
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2023	2,000,000	2,014,860
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,016,060
Ser. B, 5.625%, 01/01/2020	1,000,000	1,009,390
Maricopa Cnty., AZ IDA Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.00%, 07/01/2017	4,000,000	4,108,600
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,425,019
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,063,849
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,050,580
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
5.75%, 07/01/2022	500,000	511,640
6.00%, 07/01/2016	915,000	961,482
6.00%, 07/01/2017	830,000	868,080
6.00%, 07/01/2020	1,485,000	1,539,188
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,278,624
Union Hosp. of Cecil Cnty., 5.75%, 07/01/2020	500,000	518,350
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	333,650
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,401,841
Mississippi Hosp. Equipment & Facs. Auth RRB, Baptist Mem. Hlth. Care, Ser. B-1, 5.00%, 09/01/2024	1,000,000	1,004,190
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,135,590
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,899,525
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,224,430
Atlantic Hlth. Sys. Hosp. Corp., Ser.A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,475,546
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,866,414

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	$3,750,000	$3,902,925
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,498,242
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	1,000,000	1,002,500
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,228,568
Orange Cnty., FL Hlth. Facs. Auth. RRB:
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	2,390,000	2,534,165
Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,586,345
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,362,200
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,217,373
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser.A, 5.25%, 07/01/2031	10,000,000	9,751,400
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,642,536
5.50%, 07/01/2018	3,670,000	3,862,051
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	272,794
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,081,458
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,680,496
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,599,204
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,006,210
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,100,754
5.50%, 04/15/2017, (Insd. by FSA)	500,000	527,130
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	10,000,000	10,011,600
6.00%, 11/15/2035	6,000,000	5,999,820
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,910,737
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	5,120,200
5.00%, 02/15/2023	10,000,000	10,133,200
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj., 5.00%, 10/01/2022	1,740,000	1,750,196
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp., Inc., 5.70%, 09/01/2037	2,000,000	1,767,380
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,270,075
Virginia Small Business Financing Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A:
5.125%, 09/01/2022	1,000,000	982,560
5.25%, 09/01/2027	1,500,000	1,455,675
5.25%, 09/01/2037	5,500,000	5,068,635
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.,
6.25%, 06/01/2022	750,000	789,225
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,276,660
Winchester, VA IDA Hosp. RB, Valley Hlth. Sys., 5.00%, 01/01/2026	10,680,000	10,716,526

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	$5,500,000	$6,040,100
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,836,555

		321,908,222

HOUSING 7.4%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,835,000	1,889,389
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,853,010
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,614,705
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	674,817
California Hsg. Fin. Agcy. SFHRB:
Ser. A-1, Class III, 5.70%, 08/01/2011, (Insd. by MBIA)	80,000	80,627
Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	3,300,000	3,137,541
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,141,819
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	25,000	25,811
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	5,000	5,090
Sr. Ser. D-2, 6.90%, 04/01/2029	430,000	448,924
Connecticut HFA RB:
Hsg. Mtge. Program, Ser. A-2, 5.05%, 11/15/2022	1,000,000	1,009,940
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	562,342
Ser. E-2, 4.75%, 11/15/2018	2,000,000	1,953,420
Ser. F-1, 5.05%, 11/15/2021	995,000	989,597
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	2,009,620
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,501,256
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	785,000	794,970
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	895,000	915,155
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	287,072
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	502,270
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,947,760
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,584,233
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,097,677
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,313,084
Sub. Ser. D-4, 5.65%, 06/01/2021	1,335,000	1,349,391
Georgia HFA SFHRRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,715,000	1,736,094

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	$500,000	$503,310
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 5.30%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	2,946,517	2,836,641
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	455,000	460,142
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	635,000	643,268
Sub. Ser. B-2, 6.00%, 07/01/2014	575,000	588,547
Idaho Hsg. Agcy. SFHRRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	35,000	35,035
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,330,000	1,350,362
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,930,400
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,013,070
5.875%, 07/01/2021	500,000	504,520
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	880,000	891,431
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,686,800
Ser. P, 4.45%, 09/01/2021	2,500,000	2,336,425
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	95,606
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,545,000	2,575,667
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	635,000	643,166
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	5,830,000	5,517,279
Mississippi Home Corp. SFHRRB, Ser. B-2, 4.625%, 12/01/2023, (Insd. by FHLMC, FNMA & GNMA)	975,000	912,971
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,436
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	45,000	45,576
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	205,000	207,806
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	503,715
Montgomery Cnty., MD Hsg. Opportunities MHRRB, Cmnty. Hsg., Ser. A, 5.10%, 11/01/2015	250,000	258,483
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,085,827
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,281,515
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	838,154
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,775,745
5.45%, 11/01/2014, (Insd. by FSA)	900,000	920,619
5.70%, 05/01/2020, (Insd. by FSA)	200,000	204,752
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	347,868
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,648,867

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB:
Ser. T:
4.55%, 10/01/2022	$5,000,000	$4,699,600
5.25%, 10/01/2037	2,375,000	2,375,879
Ser. U, 4.80%, 10/01/2022	4,110,000	3,979,302
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,897
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB:
Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,293,675
Ser. 29-A, 4.35%, 07/01/2017	1,000,000	962,150
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,429,499
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	544,635
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	605,000	612,193
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A:
5.00%, 02/01/2020	1,250,000	1,230,387
5.25%, 02/01/2035	2,000,000	1,914,160
5.375%, 02/01/2025	3,870,000	3,887,492
South Carolina Hsg. Fin. & Dev. Auth. Mtg. RB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	225,000	225,943
6.35%, 07/01/2025, (Insd. by FHA)	185,000	187,573
6.55%, 07/01/2015	15,000	15,440
Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,513,615
6.35%, 07/01/2019, (Insd. by FSA)	835,000	860,301
South Carolina Hsg. Fin. & Dev. Auth. Mtg. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	575,000	588,789
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	855,000	872,938
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	970,000	989,856
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. B, 4.60%, 09/01/2016, (Insd. by FHMC, FNMA & GNMA)	1,585,000	1,567,755
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	55,000	56,203
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	90,000	91,739
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.75%, 04/01/2017	2,900,000	2,880,193
4.80%, 04/01/2018	3,000,000	2,946,330
4.80%, 10/01/2018	3,000,000	2,943,060
4.85%, 04/01/2019	3,100,000	3,058,212

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.85%, 10/01/2019	$3,100,000	$3,050,183
4.95%, 04/01/2021	3,300,000	3,266,736
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,009,790
Ser. I, 5.45%, 05/01/2018	500,000	508,780
Ser. O, 6.05%, 11/01/2017	500,000	502,425
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	2,873,084
4.50%, 07/01/2023	5,525,000	5,132,062
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	465,000	467,260

		148,692,753

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	3,007,770
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power, 4.75%, 01/01/2038	5,000,000	5,052,550
Berkeley Cnty., SC Facs. PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,050,800
Cartersville, GA Dev. Auth. RB,Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,192,979
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,004,620
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,502,100
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%, 06/01/2017	1,500,000	1,593,375
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,220,000	7,221,155
5.50%, 01/01/2015	5,000,000	5,000,150
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,049,550
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,506,288
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,086,000
4.35%, 03/01/2031	8,000,000	8,133,920
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	252,878
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,054,760
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	12,682,800
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,353,001
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	60,000	60,749
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste, Inc. Proj., Ser. A, 5.15%, 07/15/2015	3,000,000	2,801,220

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	$2,000,000	$2,102,680
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,526,154
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,671,552
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	324,214
Savannah, GA EDA Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,487,385
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,045,440
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	15,000,000	14,086,050
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	3,000,000	2,582,670
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,007,450

		106,440,260

LEASE 1.6%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,607,088
5.00%, 12/01/2023	2,740,000	2,847,627
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A, 5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,358,888
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,095,180
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,056,130
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,283,794
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,321,898
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,601,125
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,213,280
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	308,000	416,687
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,380,000	1,468,430
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	557,060
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,062,590
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,190,101
New Jersey COP Equipment Lease Purchase, Ser A, 5.00%, 06/15/2023	2,500,000	2,545,400
New Jersey EDA RB:
Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,070
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,080,280
New Jersey EDA RRB:
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,790,000	1,904,721
Muni. Loan Pool, 5.25%, 11/15/2018	1,745,000	1,861,409

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	$390,000	$402,819
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	343,971
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,544,343

		32,263,891

MISCELLANEOUS REVENUE 3.6%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	1,024,090
Castle Rock, CO Golf Enterprise RRB, 5.10%, 12/01/2022	1,000,000	973,820
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A:
5.50%, 10/01/2032	1,000,000	1,040,830
6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	259,593
Hialeah Gardens, FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs. Facs.:
5.00%, 08/15/2037, (LOC: SunTrust Banks, Inc.)	2,000,000	1,945,960
5.25%, 08/15/2031, (LOC: SunTrust Banks, Inc.)	3,000,000	3,023,730
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,045,062
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,855,000	3,819,848
5.00%, 08/01/2025, (Insd. by MBIA) ‡	4,050,000	4,013,069
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,239,392
Maryland Econ. Dev. Corp. RB, Lutheran World Relief, 5.25%, 04/01/2019	360,000	364,032
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	985,000	1,032,704
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	6,000,000	5,427,900
6.50%, 09/01/2031	2,000,000	1,990,240
Mediterra South CDD of Florida Capital Impt. RB, Ser. A, 6.95%, 05/01/2031	2,670,000	2,713,708
Middlesex Cnty., NJ Impt. Auth. Open Space Trust Fund RB, 5.25%, 09/15/2019	1,250,000	1,341,025
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,102,762
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,085,000
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,670,950
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,999,880
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,032,800
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	3,223,875
Puerto Rico Pub. Bldg. Auth. RB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	270,000	269,341
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,086,289
Seminole Tribe, FL Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	7,350,000	7,365,655
South Carolina Pub. Svcs. Auth. RB, Ser. A, 5.00%, 01/01/2037, (Insd. by AMBAC)	4,000,000	4,092,320

		72,183,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.4%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	$4,330,000	$4,641,977
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	10,000,000	10,363,600
Port Auth. of New York & New Jersey RB:
140th Street Proj., 5.00%, 12/01/2034, (Insd. by FGIC)	5,000,000	5,131,950
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,264,450
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	2,988,330

		28,390,307

POWER 1.1%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,927,100
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,114,616
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A, 5.00%, 01/01/2022	1,150,000	1,201,969
Chaska, MN Elec. RRB, Generating Facs., Ser. A, 5.25%, 10/01/2020	1,200,000	1,257,312
North Carolina Eastern Muni. Power Sys. Agcy. RRB:
Ser. C, 5.375%, 01/01/2017	1,000,000	1,034,600
Ser. D, 5.125%, 01/01/2023	500,000	502,715

		23,038,312

PRE-REFUNDED 12.7%
Alaska Student Loan Corp. RB, Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,032,480
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,288,128
6.00%, 03/01/2016	1,325,000	1,422,308
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	930,000	940,714
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,072,020
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,876,905
5.50%, 07/01/2017	1,425,000	1,554,575
5.50%, 07/01/2018	1,500,000	1,636,395
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,550,000	1,586,425
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,410,965
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,126,124
Baltimore, MD RRB, Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,663,380
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,087,250
Berkeley Cnty., SC Sch. Dist. GO, 5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,657,549
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	771,659
Bristol, VA Util. Sys. RB, 5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,241,971
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,162,330

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	$1,000,000	$1,090,150
5.25%, 08/15/2021	1,500,000	1,635,225
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	485,744
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,764,780
Clayton Cnty., GA Water & Sewer RB, 6.25%, 05/01/2016	2,000,000	2,164,900
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	565,180
College Park, GA Business & IDA RB, Auth. Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,992,389
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,102,640
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,513,080
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,126,130
Commonwealth of Puerto Rico Refunding GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,119,360
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	1,020,685
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,630,487
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	552,205
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	797,317
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,318,567
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	2,215,000	2,316,248
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,065,038
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	433,384
Gainesville & Hall Cnty., GA Hosp. Auth. RAN, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	534,320
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	622,441
Garden State Preservation Trust, Open Space & Farm Land Preservation RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,517,152
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	555,250
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.875%, 12/01/2016	7,000,000	7,916,580
6.00%, 12/01/2020	5,000,000	5,680,850
6.00%, 12/01/2021	4,500,000	5,112,765
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,230,360
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,160,920

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	$10,000,000	$11,284,400
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,454,594
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	590,524
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	564,397
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	5,750,000	6,355,647
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,304,613
6.00%, 11/01/2018	6,650,000	7,494,417
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,100,320
Maryland Econ. Dev. Corp. Student Hsg. RB, Univ. of Maryland College Park Proj., 6.00%, 06/01/2021	1,000,000	1,133,830
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	569,671
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,428,076
5.75%, 07/01/2021	1,000,000	1,083,830
6.625%, 07/01/2020	1,000,000	1,096,030
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.00%, 08/15/2013	1,000,000	1,115,840
6.25%, 08/15/2014	2,765,000	3,112,395
6.25%, 08/15/2022	11,500,000	12,944,860
6.375%, 08/15/2027	6,000,000	6,783,240
6.50%, 08/15/2032	5,000,000	5,677,200
Metropolitan Trans. Auth. RRB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	12,157,264
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,110,730
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,398,663
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,244
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,260
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	54,312
New Jersey Sport & Expo. Auth. Contract RB, Ser. A:
5.75%, 03/01/2010	4,085,000	4,321,225
6.00%, 03/01/2015	1,000,000	1,054,658
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	406,185
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, ( Insd. by MBIA)	2,515,000	2,914,105
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,459,339
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	37,983
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	104,225
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%, 07/01/2042	2,000,000	2,171,520

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys.:
5.25%, 11/15/2018	$2,000,000	$2,191,240
6.25%, 11/15/2024	4,000,000	4,512,840
Ser. 3, 5.50%, 10/01/2008	5,000,000	5,052,700
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	714,536
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,749,932
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,595,000	1,869,165
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	4,410,000	4,597,954
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	766,717
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,178,991
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	262,739
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	338,427
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,191,100
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,258,954
Puerto Rico Elec. Power Auth. RB, Ser. NN, 5.50%, 07/01/2018	1,500,000	1,668,150
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	780,231
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	865,000	903,441
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,832,480
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	5,000,000	5,560,400
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,064,900
5.375%, 04/01/2020	1,005,000	1,070,224
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,717,386
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	30,508
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033, (Insd. by AMBAC)	1,000,000	1,085,400
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,351,830
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,390,028
Western Carolina Regl. Sewer Auth., South Carolina RB, Ser. 1993, 5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,067,134

		255,106,329

PUBLIC FACILITIES 0.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,664,647
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,315,888

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	$2,000,000	$2,149,400
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,011,590
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	4,038,165

		12,179,690

RESOURCE RECOVERY 0.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,855,949
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,034,140
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,538,475
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	109,769

		8,538,333

SALES TAX 1.7%
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,000,000	1,029,760
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,515,900
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	7,155,000	7,716,023
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,278,430
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,588,880

		33,128,993

SOLID WASTE 0.1%
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,126,660

SPECIAL TAX 4.0%
Atlanta, GA Tax Allocation RRB, Atlantic State Proj., 5.25%, 12/01/2022	1,000,000	1,047,230
Confluence Metro. Dist. of Colorado Tax Supported RB:
5.40%, 12/01/2027	4,000,000	3,515,880
5.45%, 12/01/2034	2,000,000	1,724,980
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. B, 6.50%, 10/01/2010	3,905,000	4,257,153
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,289,690
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017	975,000	751,101
5.05%, 09/01/2017 +	2,465,000	1,952,921
5.10%, 09/01/2018 +	2,500,000	1,945,775
5.125%, 09/01/2019 +	2,975,000	2,272,424
5.15%, 09/01/2020 +	2,105,000	1,579,529
5.25%, 09/01/2026	3,500,000	2,439,220

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	$1,000,000	$1,053,320
6.00%, 04/01/2014	1,805,000	1,896,134
6.00%, 04/01/2015	1,000,000	1,047,750
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.00%, 01/01/2024	2,000,000	1,789,880
5.25%, 01/01/2020	6,000,000	5,676,600
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E:
5.00%, 04/01/2019	890,000	912,953
5.00%, 04/01/2020	975,000	992,365
5.125%, 04/01/2025	2,000,000	2,021,820
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	1,289,175
5.30%, 10/01/2035	2,500,000	2,044,875
New York, NY TFA RB:
Ser. G, 5.00%, 08/01/2018	2,125,000	2,242,534
Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,700,600
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,131,460
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,511,864
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	4,052,920
5.50%, 10/01/2018	4,500,000	4,551,480
5.50%, 10/01/2022	1,000,000	1,004,920
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,694,405

		80,390,958

STUDENT LOAN 0.1%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	395,000	397,394
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,491,876
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	580,000	583,700
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	360,000	364,662

		2,837,632

TOBACCO REVENUE 2.7%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	5,000,000	4,578,000
5.75%, 06/01/2034	7,500,000	6,529,050
5.875%, 06/01/2047	5,000,000	4,274,600
6.50%, 06/01/2047	30,000,000	28,003,500
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,558,250

		54,943,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 6.4%
Columbia, SC Parking Facs. RB, Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	$6,060,000	$6,007,642
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,005,160
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,487,381
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,303,220
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. By FGIC)	4,185,000	4,285,314
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	9,555,700
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,882,450
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,434,974
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,012,220
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	550,000	572,457
Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,202,094
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A:
5.125%, 01/01/2029	1,000,000	1,017,820
5.75%, 01/01/2018	1,000,000	1,153,670
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	13,000,000	14,309,880
5.625%, 06/15/2013	1,200,000	1,326,948
5.625%, 06/15/2014	1,500,000	1,697,655
5.75%, 06/15/2015	1,300,000	1,498,822
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	625,000	673,087
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	1,000,753
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	5,000,000	5,365,850
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,704,754
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	17,000,000	18,394,170
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2028	2,500,000	2,596,300
New York Triborough Bridge & Tunnel Auth. RB, Ser. A:
5.00%, 11/15/2021	1,500,000	1,593,555
5.00%, 11/15/2031	5,000,000	5,156,400
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,202,756
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,007,457
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,794,750
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	1,010,780
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,214,950
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,099,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	$2,485,000	$2,646,301
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,151,530

		128,366,700

UTILITY 0.8%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,131,225
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,555,808
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,148,794
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,394,850

		16,230,677

WATER & SEWER 6.6%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,130,459
Anderson Cnty., SC Joint Muni. Water Sys. RB, 5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,747,043
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,341,000
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	285,000	285,333
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,295,936
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%, 07/01/2044	7,000,000	7,401,100
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,016,620
Coweta Cnty., GA Dev. Auth. RRB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2021	1,095,000	1,151,940
5.00%, 07/01/2022	2,490,000	2,607,802
5.00%, 07/01/2023	2,615,000	2,727,314
5.00%, 07/01/2024	2,745,000	2,854,388
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	10,334,700
Detroit, MI Sewer Sys. RB, 5.50%, 07/01/2036 ‡	20,000,000	21,455,400
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	754,304
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,026,670
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	350,000	357,448
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,612,787
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,789,355
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,146,485
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	252,298
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	526,975
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	285,000	286,072
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	463,134
New York, NY Muni Water Fin. Auth. Water & Sewer Sys. RRB, Ser. C, 5.00%, 06/15/2027	10,080,000	10,417,982

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB:
Second Resolution, Ser. A, 5.00%, 06/15/2027	$8,000,000	$8,312,400
Ser. A, 5.00%, 06/15/2038	4,000,000	4,108,240
Ser. B:
5.00%, 06/15/2017	4,150,000	4,486,772
6.00%, 06/15/2033	375,000	403,643
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,009,950
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,352,048
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,109,890
Puerto Rico Aqueduct & Sewer Auth. RRB, Ser. A, 6.00%, 07/01/2038	5,000,000	5,286,500
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	500,000	529,470
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,432,452
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	5,000,000	5,186,900
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,302,416
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,430,698
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,570,526
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	751,058
5.25%, 07/01/2009	1,250,000	1,263,687
5.30%, 07/01/2018	1,250,000	1,250,188
West Morgan - East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024, (Insd. by FSA)	1,000,000	1,074,970

		133,844,353

Total Municipal Obligations (cost $ 1,946,973,441)		1,970,936,165

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.01% q ø ## (cost $30,157,333)	30,157,333	30,157,333

Total Investments (cost $1,977,130,774) 99.3%		2,001,093,498
Other Assets and Liabilities 0.7%		13,920,428

Net Assets 100.0%		$2,015,013,926

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority
TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

The following table shows the percent of total investments by geographic location as of May 31, 2008:

South Carolina	12.4%
Florida	9.8%
New York	9.6%
New Jersey	8.1%
Virginia	7.3%
Georgia	5.9%
Texas	5.0%
California	3.8%
Colorado	3.1%
Maryland	3.1%
Ohio	2.9%
Connecticut	2.3%
Alabama	2.2%
Michigan	2.2%
Puerto Rico	1.9%
Indiana	1.8%
Arizona	1.5%
Illinois	1.3%
District of Columbia	1.2%
Alaska	1.1%
Pennsylvania	1.1%
Washington	1.1%
Minnesota	1.0%
Nevada	1.0%
Kansas	0.9%
North Carolina	0.9%
Virgin Islands	0.8%
Louisiana	0.7%
Mississippi	0.5%
Missouri	0.5%
Oklahoma	0.5%
Oregon	0.5%
Wisconsin	0.5%
Delaware	0.4%
New Hampshire	0.4%
Massachusetts	0.3%
New Mexico	0.3%
Vermont	0.2%
Idaho	0.1%
Iowa	0.1%
Kentucky	0.1%
Tennessee	0.1%
Non-state specific	1.5%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody's and Standard & Poor's ratings as of May 31, 2008 (unaudited):

AAA	39.1%
AA	23.4%
A	15.1%
BBB	15.0%
B	0.1%
NR	7.3%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of May 31, 2008 (unaudited):

Less than 1 year	3.4%
1 to 3 year(s)	6.9%
3 to 5 years	10.1%
5 to 10 years	21.1%
10 to 20 years	42.3%
20 to 30 years	10.8%
Greater than 30 years	5.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $1,946,973,441)	$1,970,936,165
Investments in affiliated money market fund, at value (cost $30,157,333)	30,157,333

Total investments	2,001,093,498
Cash	2,172,988
Receivable for securities sold	14,055,907
Receivable for Fund shares sold	472,607
Interest receivable	34,369,145
Prepaid expenses and other assets	259,362

Total assets	2,052,423,507

Liabilities
Dividends payable	4,836,227
Payable for securities purchased	5,426,205
Payable for floating-rate notes issued	22,055,000
Payable for Fund shares redeemed	4,147,541
Interest and fee expense payable	438,685
Advisory fee payable	38,091
Distribution Plan expenses payable	31,911
Due to other related parties	23,322
Accrued expenses and other liabilities	412,599

Total liabilities	37,409,581

Net assets	$2,015,013,926

Net assets represented by
Paid-in capital	$2,028,810,057
Overdistributed net investment income	(1,357,874)
Accumulated net realized losses on investments	(36,400,981)
Net unrealized gains on investments	23,962,724

Total net assets	$2,015,013,926

Net assets consists of
Class A	$971,045,924
Class B	70,460,780
Class C	77,281,456
Class I	896,225,766

Total net assets	$2,015,013,926

Shares outstanding (unlimited number of shares authorized)
Class A	133,136,996
Class B	9,660,553
Class C	10,595,452
Class I	122,878,977

Net asset value per share
Class A	$7.29
Class A — Offering price (based on sales charge of 4.75%)	$7.65
Class B	$7.29
Class C	$7.29
Class I	$7.29

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Interest	$66,714,489
Income from affiliate	670,169

Total investment income	67,384,658

Expenses
Advisory fee	4,245,548
Distribution Plan expenses
Class A	2,424,016
Class B	332,350
Class C	527,035
Administrative services fee	1,354,838
Transfer agent fees	667,205
Trustees’ fees and expenses	30,795
Printing and postage expenses	105,695
Custodian and accounting fees	362,874
Registration and filing fees	64,188
Professional fees	118,854
Interest and fee expense	887,753
Other	36,487

Total expenses	11,157,638
Less: Expense reductions	(26,165)
Expense reimbursements	(337,373)

Net expenses	10,794,100

Net investment income	56,590,558

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(3,116,073)
Net change in unrealized gains or losses on investments	(30,844,689)

Net realized and unrealized gains or losses on investments	(33,960,762)

Net increase in net assets resulting from operations	$22,629,796

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$56,590,558		$34,791,747
Net realized gains or losses on investments		(3,116,073)		4,743,247
Net change in unrealized gains or losses on investments		(30,844,689)		1,596,624

Net increase in net assets resulting from operations		22,629,796		41,131,618

Distributions to shareholders from
Net investment income
Class A		(34,495,849)		(24,877,751)
Class B		(1,130,485)		(460,624)
Class C		(1,786,640)		(1,179,223)
Class I		(19,282,614)		(8,457,944)

Total distributions to shareholders		(56,695,588)		(34,975,542)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	6,896,923	50,792,909	5,139,813	38,548,575
Class B	300,470	2,208,027	394,499	2,957,291
Class C	909,573	6,701,408	959,926	7,210,903
Class I	10,407,378	76,546,144	8,729,555	65,638,529

		136,248,488		114,355,298

Net asset value of shares issued in reinvestment of distributions
Class A	2,907,346	21,327,158	1,935,866	14,532,225
Class B	82,948	607,551	30,882	231,826
Class C	125,974	923,468	82,233	617,349
Class I	167,615	1,225,723	25,445	191,124

		24,083,900		15,572,524

Automatic conversion of Class B shares to Class A shares
Class A	490,342	3,603,150	151,460	1,135,405
Class B	(490,342)	(3,603,150)	(151,460)	(1,135,405)

		0		0

Payment for shares redeemed
Class A	(22,664,665)	(166,824,323)	(10,740,243)	(80,542,459)
Class B	(988,783)	(7,278,303)	(318,070)	(2,390,277)
Class C	(1,301,377)	(9,564,206)	(680,384)	(5,097,919)
Class I	(25,919,477)	(190,390,739)	(6,444,527)	(48,446,377)

		(374,057,571)		(136,477,032)

Net asset value of shares issued in acquisitions
Class A	34,011,848	249,897,307	28,709,567	214,730,704
Class B	7,410,637	54,426,752	1,463,680	10,947,402
Class C	4,708,922	34,597,757	996,075	7,450,071
Class I	85,534,296	627,542,610	24,118,130	180,386,891

		966,464,426		413,515,068

Net increase in net assets resulting from capital share transactions		752,739,243		406,965,858

Total increase in net assets		718,673,451		413,121,934

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended May 31,

	2008	2007

Net assets
Beginning of period	$1,296,340,475	$883,218,541

End of period	$2,015,013,926	$1,296,340,475

Overdistributed net investment income	$(1,357,874)	$(1,037,596)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for

NOTES TO FINANCIAL STATEMENTS continued

the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after May 31, 2004.

NOTES TO FINANCIAL STATEMENTS continued

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers and post-october losses assumed as a result of acquisitions and expiration of capital loss carryovers. During the year ended May 31, 2008, the following amounts were reclassified:

Paid-in capital	$3,590,532
Overdistributed net investment income	(215,248)
Accumulated net realized losses on investments	(3,375,284)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the year ended May 31, 2008, the advisory fee was equivalent to 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $337,373.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an

NOTES TO FINANCIAL STATEMENTS continued

annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended May 31, 2008, EIS received $26,949 from the sale of Class A shares and $59,985 and $1,817 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on April 11, 2008, the Fund acquired the net assets of Evergreen Alabama Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $1,225,128,957.

NOTES TO FINANCIAL STATEMENTS continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired, exchange ratios and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Appreciation	Exchange Ratios	Number of Shares Issued

Evergreen Alabama Municipal Bond Fund	$25,284,386	$52,624	1.32	273,817	Class A
				18,977	Class B
				181,195	Class C
				2,972,794	Class I
Evergreen Connecticut Municipal Bond Fund	59,790,312	1,643,646	0.84	1,053,233	Class A
				287,473	Class B
				183,133	Class C
				6,626,858	Class I
Evergreen Georgia Municipal Bond Fund	116,450,436	1,542,681	1.29	3,546,871	Class A
				922,641	Class B
				319,024	Class C
				11,086,042	Class I
Evergreen Maryland Municipal Bond Fund	51,921,255	1,503,678	1.46	2,434,372	Class A
				494,084	Class B
				357,332	Class C
				3,792,130	Class I
Evergreen New Jersey Municipal Bond Fund	200,560,443	5,182,468	1.46	6,613,094	Class A
				2,012,678	Class B
				920,209	Class C
				17,794,533	Class I
Evergreen New York Municipal Bond Fund	69,271,416	2,447,417	1.48	1,002,760	Class A
				578,433	Class B
				840,848	Class C
				7,021,023	Class I
Evergreen South Carolina Municipal Bond Fund	216,645,677	6,939,064	1.33	5,193,483	Class A
				903,713	Class B
				680,266	Class C
				22,755,791	Class I
Evergreen Virginia Municipal Bond Fund	146,413,709	2,532,029	1.32	6,811,555	Class A
				1,089,526	Class B
				286,054	Class C
				11,772,106	Class I

The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $21,843,607. The aggregate net assets of the Fund immediately after these acquisitions were $2,111,466,591.

Effective at the close of business on October 12, 2007, the Fund acquired the net assets of Evergreen High Grade Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C

NOTES TO FINANCIAL STATEMENTS continued

and Class I shareholders of Evergreen High Grade Municipal Bond Fund at an exchange ratio of 1.47 for 7,082,663 shares of Class A, 1,103,112 shares of Class B, 940,861 shares of Class C and 1,713,019 shares of Class I of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,478,209. The aggregate net assets of the Fund and Evergreen High Grade Municipal Bond Fund immediately prior to the acquisition were $1,205,466,924 and $80,126,792, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,285,593,716.

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Evergreen Florida Municipal Bond Fund in a tax-free exchange for each of Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Florida Municipal Bond Fund at an exchange ratio of 1.23 for Class A, Class B, Class C and Class I shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas National Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas National Municipal Bond Fund at an exchange ratio of 1.57 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $886,794,285.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Appreciation	Number of Shares Issued

Evergreen Florida Municipal Bond Fund	$275,612,429	$6,438,841	10,271,926	Class A
			1,463,680	Class B
			966,075	Class C
			24,118,130	Class I
Atlas National Municipal Bond Fund	137,902,639	4,591,742	18,437,641	Class A

The aggregate net assets of the Fund immediately after these acquisitions were $1,300,309,353.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $937,229,318 and $1,089,278,924, respectively, for the year ended May 31, 2008.

NOTES TO FINANCIAL STATEMENTS continued

At May 31, 2008, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$22,055,000	0.70%–3.50%	$52,985,852

During the year ended May 31, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $886,369.

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,978,335,437. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,363,146 and $33,605,085, respectively, with a net unrealized appreciation of $22,758,061.

As of May 31, 2008, the Fund had $35,196,318 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$11,568,727	$5,245,107	$940,118	$119,769	$29,604	$57,337	$3,535,007	$13,700,649

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2008, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed			Temporary
Exempt-Interest	Unrealized	Capital Loss	Book/Tax
Income	Appreciation	Carryovers	Differences

$3,657,668	$22,758,061	$35,196,318	($5,015,542)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2008	2007

Ordinary Income	$226,765	$323,351
Exempt-Interest Income	56,468,823	34,652,191

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended May 31, 2008, the Fund had average borrowings outstanding of $31,321 at an average rate of 4.42% and paid interest of $1,384.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant

NOTES TO FINANCIAL STATEMENTS continued

and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.58%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director,Almanac Capital Management (commodities firm);Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566601 rv5 07/2008

Evergreen Short-Intermediate Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Short-Intermediate Municipal Bond Fund for the twelve-month period ended May 31, 2008 (the “period”).

Widespread credit problems exerted a major influence on fixed income markets, both taxable and tax-exempt, during the period. Treasuries and other high-quality securities rallied in an investor flight to quality prompted by concerns about weakness in the economy. As many major institutions reduced their exposure to credit risks, the yield premiums paid for lower-rated securities widened and lower-rated securities fell in value. In the municipal market, general obligation and essential service revenue bonds held up well, while other securities with more potential exposure to credit risk declined in price. Interest rate cuts by the Federal Reserve Board (the “Fed”) led to outperformance of securities with maturities of five years or less. U.S. equity prices declined during the period. Most major stock market benchmarks fell over the first five months of 2008, wiping out modest gains that had been recorded earlier in the fiscal year. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Fed aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

1

LETTER TO SHAREHOLDERS continued

During the period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The teams supervising Evergreen Municipal Bond Fund, for example, invested in the municipal market with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. Meanwhile, managers of Evergreen High Income Municipal Bond Fund emphasized investments in securities offering higher current income. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. The management team of Evergreen Strategic Municipal Bond Fund sought to limit risk further by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	0.61%	0.14%	1.14%	N/A

1-year w/o sales charge	2.95%	2.13%	2.13%	3.16%

5-year	1.68%	1.32%	1.32%	2.34%

10-year	3.23%	2.58%	2.97%	3.61%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.95% for the twelve-month period ended May 31, 2008, excluding any applicable sales charges. During the same period, the LB3YMBI returned 6.36%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fiscal year was a period in which the effects of the subprime mortgage crisis affected all fixed income markets, including the municipal bond market. The crisis had its first noticeable impacts on the market for municipal securities in August 2007, when one of the sharpest sell-offs in recent memory roiled the municipal market. The market’s decline stemmed largely from selling by hedge funds and other non-traditional municipal investors, who were seeking to raise cash to meet their margin calls. Investors who remained in the municipal market, however, were rewarded with handsome returns by the end of September 2007, following an aggressive interest rate cut by the U.S. Federal Reserve Board (the “Fed”), which lowered the federal funds rate by half a percentage point. The Fed’s actions helped restore investor confidence and market stability. Municipal bond investments tended to produce modestly positive returns toward the end of 2007. As investors contended with new developments in the subprime mortgage market and a loss of liquidity in the credit markets, they became increasingly averse to credit risk. The yield premiums paid for riskier credits widened and higher-quality securities outperformed, while the prices of those bonds that were not either general obligation or essential service revenue bonds tended to decline. In addition to seeking better-quality securities, investors showed the greatest interest in bonds with maturities of five years or less as they sought to maximize liquidity and safety and to prepare for anticipated interest rate cuts by the Fed. Municipal bond trends tended to follow these general trends in the taxable fixed income market, but a lag in the development of these trends in the municipal market provided an opportunity for tax-exempt investors to find attractive relative value. By the end of 2007, municipal bonds with maturities of five years and under offered yields approximately equal to the yields of comparable-maturity Treasuries.

During the first quarter of 2008, however, municipal bonds turned in mixed performance, with shorter maturities producing positive returns while the prices of intermediate- and longer-term maturities declined. Prices of shorter-term securities moved higher as the Fed reduced rates. The prices of intermediate- and longer-term maturities declined on rising inflationary concerns, worries about the weakening of the dollar and reports of credit deterioration of bond insurers. Investors continued to be sensitive to credit risk. As higher-quality securities continued to outperform, liquidity virtually dried up for high yield debt. Toward the end of the fiscal year, however, the market appeared to begin to stabilize in response to the active intervention of the Fed’s interest rate cuts and other policy initiatives designed to restore liquidity and encourage lending.

6

PORTFOLIO MANAGER COMMENTARY continued

The fund’s concentration on securities with maturities from three-to-five years had a significant positive impact on performance, as this was the best-performing area in the yield curve. As yields on the front end of the yield curve—shorter maturities—dropped substantially, prices of shorter-term securities appreciated, adding to their total returns.

Our focus on better-yielding securities, however, led to an emphasis on lower-rated securities that underperformed. At fiscal year end, the fund had an approximate concentration of 55% of net assets in securities rated A or lower. Total returns from this part of the market substantially trailed returns of the higher-quality tiers of the market as the shakeup in the credit markets caused investors to seek out the highest-quality securities. Similarly, we also emphasized higher-yielding sectors such as health care and industrial development bonds, which trailed the higher-quality sectors such as general obligation bonds and essential services bonds. While this focus on lower-rated, higher-yielding bonds hurt on a total return basis, it had a positive influence on the fund’s yield, which was in the top 10% of its competitive Lipper mutual fund category.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,012.31	$3.97
Class B	$1,000.00	$1,008.26	$7.98
Class C	$1,000.00	$1,008.26	$7.98
Class I	$1,000.00	$1,013.33	$2.97
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.05	$3.99
Class B	$1,000.00	$1,017.05	$8.02
Class C	$1,000.00	$1,017.05	$8.02
Class I	$1,000.00	$1,022.05	$2.98

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.36	0.34	0.31	0.28	0.31
Net realized and unrealized gains or losses on investments	(0.07)	0	(0.16)	0.01	(0.32)

Total from investment operations	0.29	0.34	0.15	0.29	(0.01)

Distributions to shareholders from
Net investment income	(0.36)	(0.34)	(0.30)	(0.28)	(0.31)

Net asset value, end of period	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[1]	2.95%	3.48%	1.54%	2.90%	(0.11)%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,812	$41,512	$46,548	$67,719	$65,930
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%	0.79%	0.79%	0.77%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.89%	0.89%	0.88%	0.91%
Net investment income (loss)	3.61%	3.43%	3.07%	2.75%	2.99%
Portfolio turnover rate	91%	70%	73%	104%	43%

1	Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.27	0.26	0.23[1]	0.20[1]	0.22
Net realized and unrealized gains or losses on investments	(0.06)	0	(0.16)	0.01	(0.32)

Total from investment operations	0.21	0.26	0.07	0.21	(0.10)

Distributions to shareholders from
Net investment income	(0.28)	(0.26)	(0.22)	(0.20)	(0.22)

Net asset value, end of period	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[2]	2.13%	2.65%	0.72%	2.08%	(0.94)%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,562	$6,570	$8,017	$12,989	$15,303
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.59%	1.60%	1.58%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.59%	1.60%	1.58%	1.62%
Net investment income (loss)	2.80%	2.62%	2.27%	1.94%	2.20%
Portfolio turnover rate	91%	70%	73%	104%	43%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.28	0.26	0.23	0.20[1]	0.22
Net realized and unrealized gains or losses on investments	(0.07)	0	(0.16)	0.01	(0.32)

Total from investment operations	0.21	0.26	0.07	0.21	(0.10)

Distributions to shareholders from
Net investment income	(0.28)	(0.26)	(0.22)	(0.20)	(0.22)

Net asset value, end of period	$9.81	$9.88	$9.88	$10.03	$10.02

Total return[2]	2.13%	2.65%	0.72%	2.08%	(0.94)%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,831	$8,347	$12,691	$18,787	$21,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.59%	1.60%	1.58%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.59%	1.60%	1.58%	1.61%
Net investment income (loss)	2.81%	2.62%	2.27%	1.94%	2.16%
Portfolio turnover rate	91%	70%	73%	104%	43%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.88	$9.88	$10.03	$10.02	$10.34

Income from investment operations
Net investment income (loss)	0.37	0.36	0.33	0.30	0.33
Net realized and unrealized gains or losses on investments	(0.06)	0	(0.16)	0.01	(0.32)

Total from investment operations	0.31	0.36	0.17	0.31	0.01

Distributions to shareholders from
Net investment income	(0.38)	(0.36)	(0.32)	(0.30)	(0.33)

Net asset value, end of period	$9.81	$9.88	$9.88	$10.03	$10.02

Total return	3.16%	3.68%	1.73%	3.10%	0.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$186,762	$252,489	$349,187	$439,584	$410,654
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.59%	0.60%	0.58%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.59%	0.60%	0.58%	0.61%
Net investment income (loss)	3.80%	3.62%	3.27%	2.94%	3.17%
Portfolio turnover rate	91%	70%	73%	104%	43%

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.1%
AIRPORT 9.9%
Atlanta, GA Arpt. RRB, Ser. C, 6.25%, 01/01/2014	$3,390,000	$3,507,057
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	2,000,000	2,131,180
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	5,000,000	5,019,850
Dallas-Fort Worth, TX Intl. Arpt. RRB, Ser. A, 5.875%, 11/01/2017, (Insd. by FGIC)	4,000,000	4,092,560
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,035,740
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,131,000
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,050,730
San Antonio, TX Arpt. Sys. RB, 5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,307,225

		24,275,342

COMMUNITY DEVELOPMENT DISTRICT 4.5%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,236,421
5.20%, 07/01/2013	1,300,000	1,309,048
5.30%, 07/01/2014	1,470,000	1,478,276
5.40%, 07/01/2015	1,050,000	1,053,622
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,052,000	1,074,734
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,550,000	1,454,349
4.70%, 09/01/2012 +	1,755,000	1,545,979
5.00%, 09/01/2013	2,215,000	1,924,769

		11,077,198

CONTINUING CARE RETIREMENT COMMUNITY 10.9%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	605,000	622,025
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	4,500,000	4,158,360
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,150,304
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A:
5.25%, 11/01/2013	1,100,000	1,074,392
5.25%, 11/01/2014	1,195,000	1,160,440
5.25%, 11/01/2015	650,000	626,574
5.25%, 11/01/2016	500,000	468,400
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,460,000	2,262,290
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	8,000,000	7,843,280

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	$1,000,000	$1,025,110
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,090,662
Northwest Sr. Hsg. Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,012,130
5.75%, 11/15/2013	1,165,000	1,174,716
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,936,850

		26,605,533

EDUCATION 1.6%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,061,070
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,737,126
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,040,160

		3,838,356

ELECTRIC REVENUE 3.3%
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,315,107
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,586,644
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	256,532

		8,158,283

GENERAL OBLIGATION – LOCAL 2.3%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,704,394

GENERAL OBLIGATION – STATE 1.0%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,425,000	2,479,029

HOSPITAL 22.9%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	519,715
5.00%, 01/01/2015	500,000	518,130
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,367,931
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,070,729
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,000,060
5.00%, 06/01/2009	1,035,000	1,056,642
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,175,805
Catholic Hlth., Ser C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,000,460
Parkview Med. Ctr. Proj., 5.75%, 09/01/2008	500,000	503,340

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	$1,155,000	$1,189,754
5.25%, 06/01/2016	1,000,000	1,024,270
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,730,704
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013 +	2,000,000	2,083,680
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,060,520
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,040,052
4.75%, 06/01/2009	1,085,000	1,103,619
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,711,590
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	235,000	241,587
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,576,590
Ser. F, 5.50%, 11/15/2010	1,000,000	1,060,880
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN:
5.25%, 01/15/2047	5,000,000	5,244,250
5.50%, 01/15/2047	3,250,000	3,475,875
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	200,846
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	527,465
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	325,000	329,618
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	914,260
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,178,385
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj., 5.00%, 08/15/2014	1,500,000	1,594,620
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,693,634
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj., 5.00%, 01/01/2009	965,000	973,685

		56,168,696

HOUSING 5.3%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,835,000	2,884,981
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	665,000	686,819
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	715,000	716,352
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	221,525
Ser. C-2, 5.40%, 04/01/2031	355,000	356,910
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	1,315,000	1,354,358
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 5.70%, 07/01/2030	175,000	176,197

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	$75,000	$77,396
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	255,000	260,870
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	35,000	35,334
Ser. J, 4.70%, 07/01/2030	1,035,000	1,041,303
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	615,000	625,670
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	4,055,000	4,097,334
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	540,000	547,452

		13,082,501

INDUSTRIAL DEVELOPMENT REVENUE 15.9%
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,021,020
Burke Cnty., GA Dev. Auth. PCRB:
Georgia Power Plant Vogtle Proj., FRN, 4.45%, 01/01/2032	6,325,000	6,345,872
Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,045,930
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,402,640
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,955,036
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,177,963
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,007,400
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,050,220
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	3,852,680
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,937,780
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste, Inc. Proj., Ser. A, 5.15%, 07/15/2015	1,000,000	934,800
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,185,880
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,479,975
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A-2, FRN, 4.25%, 03/01/2028	2,500,000	2,466,850

		38,864,046

POWER 3.4%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.00%, 01/01/2016	3,000,000	3,111,000
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,201,350

		8,312,350

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 3.0%
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	$265,000	$278,960
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	355,000	378,196
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,175,888
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	2,345,000	2,407,494
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	430,000	449,109
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	1,610,000	1,656,481

		7,346,128

SALES TAX 1.2%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,844,820
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	511,050
5.00%, 06/01/2014	500,000	509,860

		2,865,730

SPECIAL TAX 2.7%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,605,000	1,676,615
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,938,100

		6,614,715

TRANSPORTATION 5.2%
E-470 Pub. Hwy. Auth. of Colorado RB, Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,332,215
Triborough Bridge & Tunnel Auth. of New York RB, General Purpose Proj., 5.00%, 11/15/2018	5,000,000	5,502,400

		12,834,615

UTILITY 3.0%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	3,965,000	4,227,919
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	1,997,300
5.00%, 02/15/2015	1,000,000	996,210

		7,221,429

Total Municipal Obligations (cost $236,862,857)		235,448,345

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.82% q ø (cost $16,502,101)	16,502,101	$16,502,101

Total Investments (cost $253,364,958) 102.9%		251,950,446
Other Assets and Liabilities (2.9%)		(6,983,312)

Net Assets 100.0%		$244,967,134

+	Security is deemed illiquid and is value using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2008

The following table shows the percent of total investments by geographic location as of May 31, 2008:

Texas	12.5%
Florida	8.2%
Georgia	7.6%
Michigan	6.7%
California	5.6%
New York	5.0%
Missouri	4.4%
South Carolina	4.1%
Illinois	3.6%
Maryland	3.5%
Pennsylvania	3.4%
Nevada	3.0%
Arizona	3.0%
Colorado	2.6%
Alabama	2.6%
Kansas	2.0%
Washington	1.9%
South Dakota	1.6%
Virginia	1.6%
Indiana	1.5%
Iowa	1.3%
North Carolina	1.2%
Tennessee	1.2%
District of Columbia	1.1%
Oregon	1.0%
Montana	1.0%
Ohio	0.8%
New Mexico	0.5%
Maine	0.3%
Wisconsin	0.2%
Puerto Rico	0.2%
Oklahoma	0.1%
North Dakota	0.1%
Non-state specific	6.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2008 (unaudited):

AAA	30.3%
AA	16.5%
A	18.5%
BBB	19.3%
B	0.4%
NR	15.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2008 (unaudited):

Less than 1 year	11.3%
1 to 3 year(s)	28.1%
3 to 5 years	18.8%
5 to 10 years	37.6%
10 to 20 years	4.2%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $236,862,857)	$235,448,345
Investments in affiliated money market fund, at value (cost $16,502,101)	16,502,101

Total investments	251,950,446
Receivable for Fund shares sold	113,049
Interest receivable	3,193,127
Prepaid expenses and other assets	11,706

Total assets	255,268,328

Liabilities
Dividends payable	583,705
Payable for securities purchased	9,169,744
Payable for Fund shares redeemed	482,709
Advisory fee payable	7,986
Due to other related parties	2,410
Accrued expenses and other liabilities	54,640

Total liabilities	10,301,194

Net assets	$244,967,134

Net assets represented by
Paid-in capital	$258,204,172
Overdistributed net investment income	(127,390)
Accumulated net realized losses on investments	(11,695,136)
Net unrealized losses on investments	(1,414,512)

Total net assets	$244,967,134

Net assets consists of
Class A	$45,811,982
Class B	4,561,882
Class C	7,830,818
Class I	186,762,452

Total net assets	$244,967,134

Shares outstanding (unlimited number of shares authorized)
Class A	4,670,271
Class B	465,051
Class C	798,291
Class I	19,039,478

Net asset value per share
Class A	$9.81
Class A — Offering price (based on sales charge of 2.25%)	$10.04
Class B	$9.81
Class C	$9.81
Class I	$9.81

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Interest	$11,932,861
Income from affiliate	150,333

Total investment income	12,083,194

Expenses
Advisory fee	1,099,056
Distribution Plan expenses
Class A	126,741
Class B	57,925
Class C	79,387
Administrative services fee	273,760
Transfer agent fees	65,580
Trustees’ fees and expenses	7,521
Printing and postage expenses	26,079
Custodian and accounting fees	74,019
Registration and filing fees	53,539
Professional fees	33,909
Interest expense	2,804
Other	10,536

Total expenses	1,910,856
Less: Expense reductions	(10,191)
Expense reimbursements	(39,677)

Net expenses	1,860,988

Net investment income	10,222,206

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(590,592)
Net change in unrealized gains or losses on investments	(1,389,205)

Net realized and unrealized gains or losses on investments	(1,979,797)

Net increase in net assets resulting from operations	$8,242,409

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$10,222,206		$12,607,629
Net realized losses on investments		(590,592)		(1,347,531)
Net change in unrealized gains or losses on investments		(1,389,205)		1,558,522

Net increase in net assets resulting from operations		8,242,409		12,818,620

Distributions to shareholders from
Net investment income
Class A		(1,577,176)		(1,487,958)
Class B		(163,030)		(193,170)
Class C		(223,802)		(278,692)
Class I		(8,289,614)		(10,623,521)

Total distributions to shareholders		(10,253,622)		(12,583,341)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,638,260	16,149,034	1,170,689	11,617,921
Class B	10,379	102,550	2,364	23,338
Class C	88,316	871,878	51,288	508,000
Class I	6,291,281	62,074,795	3,213,837	31,874,690

		79,198,257		44,023,949

Net asset value of shares issued in reinvestment of distributions
Class A	122,700	1,207,280	113,964	1,130,291
Class B	11,588	114,042	13,175	130,676
Class C	11,664	114,758	14,398	142,794
Class I	97,209	956,204	90,485	897,433

		2,392,284		2,301,194

Automatic conversion of Class B shares to Class A shares
Class A	39,707	389,912	5,275	52,375
Class B	(39,707)	(389,912)	(5,275)	(52,375)

		0		0

Payment for shares redeemed
Class A	(1,332,946)	(13,146,999)	(1,798,545)	(17,823,892)
Class B	(182,287)	(1,799,147)	(156,562)	(1,553,345)
Class C	(146,705)	(1,445,986)	(505,171)	(5,007,438)
Class I	(12,909,921)	(127,138,236)	(13,084,622)	(129,701,078)

		(143,530,368)		(154,085,753)

Net decrease in net assets resulting from capital share transactions		(61,939,827)		(107,760,610)

Total decrease in net assets		(63,951,040)		(107,525,331)
Net assets
Beginning of period		308,918,174		416,443,505

End of period		$244,967,134		$308,918,174

Overdistributed net investment income		$(127,390)		$(95,974)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after May 31, 2004.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2008, the following amounts were reclassified:

Paid-in capital	$(317,364)
Accumulated net realized losses on investments	317,364

24

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the year ended May 31, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $39,677.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

25

NOTES TO FINANCIAL STATEMENTS continued

For the year ended May 31, 2008, EIS received $2,678 from the sale of Class A shares and $5,499 and $1,100 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $244,001,554 and $313,251,182, respectively, for the year ended May 31, 2008.

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $253,364,958. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,620,907 and $3,035,419, respectively, with a net unrealized depreciation of $1,414,512.

As of May 31, 2008, the Fund had $11,695,136 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935	$1,072,694

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed			Temporary
Exempt-Interest	Unrealized	Capital Loss	Book/Tax
Income	Depreciation	Carryovers	Differences

$483,746	$1,414,512	$11,695,136	$(611,136)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2008	2007

Ordinary Income	$2,173	$746
Exempt-Interest Income	10,251,449	12,582,595

26

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended May 31, 2008, the Fund had average borrowings outstanding of $95,374 at an average rate of 2.94% and paid interest of $2,804.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material

27

NOTES TO FINANCIAL STATEMENTS continued

adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2008 the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.98%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566602 rv5 07/2008

Evergreen Strategic Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
40	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
41	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Strategic Municipal Bond Fund for the twelve-month period ended May 31, 2008 (the “period”).

Widespread credit problems exerted a major influence on fixed income markets, both taxable and tax-exempt, during the period. Treasuries and other high-quality securities rallied in an investor flight to quality prompted by concerns about weakness in the economy. As many major institutions reduced their exposure to credit risks, the yield premiums paid for lower-rated securities widened and lower-rated securities fell in value. In the municipal market, general obligation and essential service revenue bonds held up well, while other securities with more potential exposure to credit risk declined in price. Interest rate cuts by the Federal Reserve Board (the “Fed”) led to outperformance of securities with maturities of five years or less. U.S. equity prices declined during the period. Most major stock market benchmarks fell over the first five months of 2008, wiping out modest gains that had been recorded earlier in the fiscal year. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Fed aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

1

LETTER TO SHAREHOLDERS continued

During the period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The teams supervising Evergreen Municipal Bond Fund, for example, invested in the municipal market with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. Meanwhile, managers of Evergreen High Income Municipal Bond Fund emphasized investments in securities offering higher current income. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. The management team of Evergreen Strategic Municipal Bond Fund sought to limit risk further by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Stamper Capital & Investments, Inc.

Portfolio Manager:

B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

Class inception date	Class A 12/1/1994	Class B 3/21/1985	Class C 8/18/1997	Class I 10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-2.01%	-2.82%	1.14%	N/A

1-year w/o sales charge	2.90%	2.13%	2.13%	3.16%

5-year	2.10%	1.99%	2.35%	3.38%

10-year	3.10%	2.85%	2.84%	3.85%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.90% for the twelve-month period ended May 31, 2008, excluding any applicable sales charges. During the same period, the LBMBI returned 3.87% and the Lipper General Municipal Bond Funds Category had an average return of 1.22%. The benchmark return is not reflective of any management fees or trading expenses.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment Process

The 2007 fiscal year began relatively quietly, with the fund well-positioned in high-quality, high-coupon securities that offered the potential for solid returns with a minimum amount of downside risk. But market conditions soon became trying, beginning in July and August of 2007, when problems in the subprime market began to spill over into municipals.

At the time, investment banks were refusing to support auctions for auction-rate securities. Auction-rate securities are long-term bonds tied to short-term interest rates that are set at weekly or monthly auctions. The lack of support for the auctions resulted in a seizing up of the assets invested in these securities. Meanwhile, some hedge funds were unwinding positions in municipal bonds, creating a large supply/demand imbalance. In this environment, municipal bond yields rose and prices declined before rebounding slightly toward the end of the fiscal year.

The fund weathered the market turbulence well, largely because it was restructured, beginning in July of 2007. As problems in the subprime mortgage market began to affect AAA-rated municipal bond insurers in the third quarter; we started reviewing the “underlying ratings” of each holding in the portfolio that was rated AA or higher because of its insurance. Underlying ratings are based on the credit quality of the issuer/guarantor separate from any insurance. For example, a bond may be rated AAA by one of the rating agencies because it is insured by an AAA-rated insurer, but the underlying rating may be A of the issuer/guarantor without the insurance. In the fourth quarter, as a further check on credit quality, we reviewed the “Official Statements” of the bonds in the portfolio to be sure that we were satisfied with the collateral that backed each bond. We found that the underlying credit quality of most of the bonds in the portfolio was good, and where it wasn’t we sold the bonds. This process slightly raised the underlying rating of the portfolio.

Throughout the rest of the fiscal year, we gave up some upside potential in favor of downside protection. We maintained a high quality portfolio with an average credit quality rating of AAA at fiscal year end. We had positions in cushion bonds, which have relatively high coupons and short call protection, and general obligation bonds, for which

6

PORTFOLIO MANAGER COMMENTARY continued

interest and principal are guaranteed by the financial resources and taxing power of the municipality that issues them. We took advantage of a few attractive buying opportunities. As bond prices declined, we purchased securities that we believed were very cheap and that had relatively large yields and what we believed to be good credit quality. These purchases included Illinois Health Facilities, a AAA-rated FHA-insured mortgage revenue security with a 4.85% yield to the first stated optional call on August 15, 2013 at par, and 5.02% yield to maturity. In February 2008, we also purchased a $3.7 million Missouri State Housing single-family revenue bond with a 6.30% coupon due March 1, 2030 at a 5% yield to the first stated call on March 31, 2009, and 5.96% yield to maturity. Besides the attractive yield spread, the bond is a Ginnie Mae security, which is backed by the U.S. government.

Throughout the fiscal year, we kept the fund well-diversified, with investments in several industries, including, most notably, airports, housing and health care.

Contributors to performance

Our emphasis on underlying ratings and underlying credit quality were the keys to the fund’s positive return and helped the fund become ranked number one for February 2008 in the Lipper General Municipal Bond Fund Category. This top ranking was accomplished in the worst month for municipals in over 30 years, as reported by Morningstar and Lehman Brothers, making this an even greater achievement. The fund’s “cushion bonds” were also helpful, as their relatively high coupons provided some downside price protection when municipal bond prices declined. The fund’s relatively short duration, which minimized price volatility, also aided results.

Detractors from performance

Because we had relatively few market-performing bonds, we did not participate as much as we could have in the rebound of the municipal bond market that occurred late in March 2008.

Portfolio Manager outlook

We currently expect there to be more liquidity and financing problems in the market as the effects of the subprime mortgage-related losses play themselves out. We presently believe rates on low-quality securities may rise, but we are not sure if rates on high-quality securities will decline. Economically we believe that the stage is set for a potential period of deflation, as both oil and oil-related activities experience price drops due to market pressures and the general stock market and real estate decline with faltering consumer confidence. In the municipal market, we expect increasing pressures on traditional municipalities and issuers. If tax revenues continue to drop, as we currently believe they will, credit qualities will suffer as some individuals and large corporations who hold munis unload them because of their own changing tax status (i.e., unemployment or bankruptcy). This may lead to yield spreads continuing to widen for lower-quality municipal bonds. We presently believe we are positioned well enough and are nimble

7

PORTFOLIO MANAGER COMMENTARY continued

enough to take advantage if this market scenario emerges. We currently have positioned the portfolio defensively, emphasizing the underlying credit quality, rating and soundness of the collateral backing each bond.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.EvergreenInvestments.com or call 1.800.847.5397.

Please read the prospectus carefully before investing.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,013.29	$5.08
Class B	$1,000.00	$1,009.48	$8.84
Class C	$1,000.00	$1,009.51	$8.84
Class I	$1,000.00	$1,014.56	$3.83
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.95	$5.10
Class B	$1,000.00	$1,016.20	$8.87
Class C	$1,000.00	$1,016.20	$8.87
Class I	$1,000.00	$1,021.20	$3.84

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.76% for Class B, 1.76% for Class C and 0.76% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.78	$8.75	$8.74	$8.65	$8.72

Income from investment operations
Net investment income (loss)	0.33	0.32	0.25	0.23	0.24
Net realized and unrealized gains or losses on investments	(0.08)	0.01	0.01	0.09	(0.07)

Total from investment operations	0.25	0.33	0.26	0.32	0.17

Distributions to shareholders from
Net investment income	(0.33)	(0.30)	(0.25)	(0.23)	(0.24)

Net asset value, end of period	$8.70	$8.78	$8.75	$8.74	$8.65

Total return[1]	2.90%	3.86%	2.99%	3.74%	1.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$287,472	$286,672	$356,937	$449,312	$462,748
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%	1.00%	0.98%	1.01%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.05%	1.03%	1.02%	0.99%
Net investment income (loss)	3.76%	3.60%	2.86%	2.64%	2.76%
Portfolio turnover rate	59%	55%	65%	63%	76%

1	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.76	$8.73	$8.72	$8.63	$8.70

Income from investment operations
Net investment income (loss)	0.25	0.25[1]	0.18	0.17[1]	0.17
Net realized and unrealized gains or losses on investments	(0.07)	0.02	0.02	0.09	(0.06)

Total from investment operations	0.18	0.27	0.20	0.26	0.11

Distributions to shareholders from
Net investment income	(0.26)	(0.24)	(0.19)	(0.17)	(0.18)

Net asset value, end of period	$8.68	$8.76	$8.73	$8.72	$8.63

Total return[2]	2.13%	3.09%	2.27%	3.02%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,872	$78,158	$104,034	$141,000	$196,346
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.76%	1.75%	1.72%	1.72%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.76%	1.75%	1.72%	1.72%	1.69%
Net investment income (loss)	3.02%	2.85%	2.11%	1.92%	2.06%
Portfolio turnover rate	59%	55%	65%	63%	76%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.81	$8.78	$8.77	$8.68	$8.75

Income from investment operations
Net investment income (loss)	0.27	0.25	0.19	0.17	0.18
Net realized and unrealized gains or losses on investments	(0.08)	0.02	0.01	0.09	(0.07)

Total from investment operations	0.19	0.27	0.20	0.26	0.11

Distributions to shareholders from
Net investment income	(0.27)	(0.24)	(0.19)	(0.17)	(0.18)

Net asset value, end of period	$8.73	$8.81	$8.78	$8.77	$8.68

Total return[1]	2.13%	3.09%	2.27%	3.02%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$88,638	$93,474	$120,178	$165,623	$214,097
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.76%	1.75%	1.72%	1.72%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.76%	1.75%	1.72%	1.72%	1.69%
Net investment income (loss)	3.01%	2.85%	2.11%	1.92%	2.06%
Portfolio turnover rate	59%	55%	65%	63%	76%

1	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.78	$8.75	$8.74	$8.65	$8.72

Income from investment operations
Net investment income (loss)	0.35	0.34	0.27	0.25	0.27
Net realized and unrealized gains or losses on investments	(0.08)	0.02	0.01	0.10	(0.07)

Total from investment operations	0.27	0.36	0.28	0.35	0.20

Distributions to shareholders from
Net investment income	(0.35)	(0.33)	(0.27)	(0.26)	(0.27)

Net asset value, end of period	$8.70	$8.78	$8.75	$8.74	$8.65

Total return	3.16%	4.13%	3.30%	4.06%	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,118	$48,449	$37,794	$25,322	$10,814
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76%	0.75%	0.72%	0.72%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.76%	0.75%	0.72%	0.72%	0.69%
Net investment income (loss)	4.01%	3.86%	3.09%	2.94%	3.06%
Portfolio turnover rate	59%	55%	65%	63%	76%

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 89.4%
AIRPORT 11.7%
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,755,812
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,052,960
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	340,728
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,260,000	9,310,467
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,042,515
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	438,497
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,058
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,085,632
Ser. B, 5.25%, 07/01/2014	350,000	352,534
Sub Lien:
Ser. A:
5.625%, 07/01/2021	4,410,000	4,541,197
6.00%, 07/01/2012	3,960,000	4,004,708
Ser. B, 5.25%, 07/01/2015	1,250,000	1,257,212
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,532,220
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	769,965
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,478,564
5.25%, 09/01/2012	1,535,000	1,533,143
5.25%, 09/01/2013	1,610,000	1,607,665
5.75%, 09/01/2016	4,325,000	4,316,134
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	5,572,551
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,692,386
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	85,000	85,091
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	508,460
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	240,243
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,706,454
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,208

		58,330,404

CONTINUING CARE RETIREMENT COMMUNITY 3.7%
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	855,000	992,732
Clarksville, IN RRB, SAVRS, Retirement Hsg. Foundation, 8.48%, 12/01/2025	2,000,000	2,000,000
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%, 06/01/2013	450,000	450,509
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,262,350
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 8.48%, 12/01/2028	950,000	950,000
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,051,330
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,039

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	$500,000	$500,465
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,160,000	2,309,126

		18,526,551

EDUCATION 4.3%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	105,000	105,400
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	445,359
California Galt Schools Joint Powers Auth. RRB, High Sch. & Elementary Sch., Ser. A, 5.875%, 11/01/2024, (Insd. by MBIA)	1,000,000	1,018,930
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A:
5.375%, 03/01/2010	150,000	150,329
5.625%, 03/01/2016	5,035,000	5,046,732
Ser. D, 5.375%, 03/01/2010	200,000	200,472
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	100,000	100,191
Ser. C:
5.25%, 10/01/2013	100,000	102,190
5.375%, 10/01/2016	500,000	511,025
5.40%, 10/01/2022	700,000	714,903
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,513
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,073,163
Lafayette Parish, LA Sch. Board RB, Ser. B, 5.00%, 04/01/2012, (Insd. by FGIC)	550,000	550,792
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	6,173,856
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	405,000	416,223
Ser. E, 4.50%, 01/01/2009	920,000	924,204
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth., Ed., & Hsg. Facs. Board RRB, Vanderbilt Univ., Ser. A, 5.375%, 07/01/2014	1,000,000	1,012,250
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,757
Ohio Higher Edl. Facs. Cmnty. RB, Unrefunded Balance, Univ. of Dayton Proj., 5.30%, 12/01/2012	630,000	637,365
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	200,000	216,600
Saddleback Cmnty. College Dist., California COP, 1996 Capital Impt. Fin. Proj.:
5.50%, 06/01/2015	250,000	250,025
5.50%, 06/01/2021	225,000	225,023
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation, 5.875%, 06/01/2022	345,000	345,034
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	312,182

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	$400,000	$400,956
University of Washington RB, Rev. Dept. of Intercollegiate Athletics, 5.00%, 06/01/2012	250,000	250,102

		21,406,576

ELECTRIC REVENUE 0.2%
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	500,045
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,761

		970,806

GENERAL OBLIGATION – LOCAL 7.7%
Atlanta, GA Solid Waste Mgmt. Refunding GO, Landfill Closure Proj., 5.25%, 12/01/2021	2,000,000	2,002,280
Bernalillo, NM Muni. Sch. Dist. No. 1 GO, 5.40%, 08/01/2008	150,000	150,407
Bothell, WA GO, 5.25%, 12/01/2015, (Insd. by FGIC)	400,000	400,680
Carrollton-Farmers Branch Independent Sch. Dist., Texas Refunding GO, 5.00%, 02/15/2019	190,000	190,188
Charlotte, NC Refunding GO:
5.25%, 02/01/2014	2,000,000	2,040,900
5.25%, 02/01/2016	5,755,000	5,872,690
Chester, PA Chester-Upland Sch. Auth. RB, Ser. A, 5.25%, 09/01/2017	1,800,000	1,803,816
Chicago, IL Park Dist., Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,166
Corpus Christi, TX Independent Sch. Dist. GO, 4.75%, 08/15/2009	250,000	250,487
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,762,880
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	201,740
Essex Cnty., NJ Capital Appreciation Refunding GO:
0.00%, 12/01/2012, (Insd. by FGIC) ¤	460,000	352,346
0.00%, 12/01/2018, (Insd. by FGIC) ¤	100,000	50,642
Fort Bend, TX Independent Sch. Dist. Refunding GO, 5.375%, 02/15/2024	7,000,000	7,083,790
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,000,000	1,021,900
5.25%, 09/01/2019	500,000	510,695
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,865,177
Harris Cnty., TX GO, Muni. Util. Dist. Waterworks & Sewer Sys. No. 64, 5.00%, 03/01/2017	185,000	185,031
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	695,000	696,536
Humble TX, Independent Sch. Dist. Refunding GO, 4.90%, 02/15/2009	200,000	200,498
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,353
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,294
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	81,810
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	201,360
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	220,000	225,258
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,221
Midway TX, Independent Sch. Dist. Refunding GO, 5.00%, 08/01/2011	100,000	100,183
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	916,593

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	$200,000	$202,402
Ser. B, 5.625%, 08/15/2009	1,110,000	1,113,008
Ser. D:
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,373
5.50%, 08/01/2010	105,000	106,285
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	60,000	60,716
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,189
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	250,000	252,945
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,327
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,015
Ser. A:
4.85%, 09/01/2010	605,000	605,738
5.00%, 09/01/2012	250,000	250,345
5.125%, 09/01/2018	100,000	100,082
Pima Cnty., AZ GO, Cmnty. College Dist. Proj. of 1995, Ser. B, 4.60%, 07/01/2008	325,000	325,650
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,174
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	201,132
4.875%, 09/01/2011, (Insd. by FSA)	175,000	175,945
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,548
San Antonio, TX Refunding GO, 5.00%, 02/01/2009	1,500,000	1,503,855
San Francisco, CA GO, Ser. 1, 5.00%, 06/15/2011	1,000,000	1,012,570
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,326
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009, (Insd. by AMBAC)	115,000	115,231
Washoe Cnty., NV Reno/Sparks Convention Refunding GO, 5.60%, 07/01/2010	100,000	100,244
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,001,950
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,834
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,888
Wilmington, DE GO, Ser. B, 6.05%, 10/01/2010, (Insd. by MBIA)	100,000	101,090

		38,411,783

GENERAL OBLIGATION – STATE 1.2%
California GO:
6.00%, 08/01/2014	755,000	759,145
6.25%, 10/01/2019	15,000	15,180
Ser. BW, 4.95%, 12/01/2011	175,000	175,212
Connecticut GO, 5.65%, 03/15/2012	270,000	270,640
District of Columbia GO, Ser. A, 5.25%, 06/01/2014, (Insd. by MBIA)	400,000	404,752

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Florida Refunding GO:
Board of Public Ed. Capital Outlay, Ser. C, 5.125%, 06/01/2014	$500,000	$505,975
Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	350,693
Illinois GO:
5.125%, 12/01/2010	800,000	801,656
5.15%, 07/01/2015	145,000	146,737
5.25%, 07/01/2022	150,000	151,674
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,002,230
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,550
Texas GO:
College Student Loan, 5.00%, 08/01/2013	100,000	100,147
Ser. A, 5.40%, 08/01/2032	115,000	116,199
Veterans Land Board, 6.00%, 12/01/2030	200,000	205,028
Virginia Refunding GO, 4.60%, 06/01/2012	750,000	751,162
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	80,000	80,221

		6,087,201

HOSPITAL 5.6%
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	750,000	750,383
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	95,000	95,512
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	200,000	200,460
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	285,000	289,272
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,996
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	505,000	532,230
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,568
Illinois Edl. Facs. Auth. RRB, Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,423,212
Illinois Hlth. Facs. Auth. RB:
Hosp. Sisters Svcs., Inc., Ser. A, 5.375%, 06/01/2016	1,500,000	1,517,985
Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	175,691
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%,
12/01/2018	2,710,000	2,740,081
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB,
St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	1,955,245
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	409,293
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,530,500
5.75%, 11/15/2011	750,000	757,478
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	70,000	69,997
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,270,000	1,278,522

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	$2,510,000	$2,539,919
5.25%, 07/01/2014	2,000,000	2,023,720
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,033
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Hackensack Univ. Med. Ctr., Ser. A, 5.25%, 01/01/2010	150,000	151,811
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,008,060
Ser. A, 6.00%, 08/15/2018	1,725,000	1,821,842
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	480,000	522,624
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	805,000	788,650

		28,179,084

HOUSING 18.3%
Alaska Hsg. Fin. Corp. RRB, Ser. A, 6.00%, 06/01/2049	7,750,000	7,879,735
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	275,000	281,504
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	380,000	383,203
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	195,000	196,414
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,640,000	111,422
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	4,895,684
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,965,000	3,066,403
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	190,000	150,286
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	345,000	352,117
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	101,684
5.95%, 08/01/2028	390,000	393,284
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	260,000	269,222
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	225,000	226,683
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	350,000	354,910
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,295,000	703,945
Ser. B-2, 7.00%, 05/01/2026	40,000	40,684
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	690,000	700,329
Connecticut HFA RB, Hsg. Mtge. Fin.Auth. Proj., Ser.A-2, 5.10%, 11/15/2018	95,000	94,929
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	470,000	486,539
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	135,000	138,366
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	82,500	82,690
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,520,000	1,432,606
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,885,000	646,615
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,005,492
Riverfront Apts., Ser. A, 6.25%, 04/01/2037, (Insd. by GNMA)	1,000,000	1,005,630
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	200,000	200,108

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	$185,000	$184,597
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,215
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,346
Fontana CA, Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,293,662
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	504,502
Georgia HFA RB, Ser. B-2, 5.50%, 12/01/2032	100,000	100,189
Green Bay, WI MHRRB, Moraine, Ltd., Ser. A, 6.15%, 12/01/2030, (Insd. by FHA)	90,000	93,181
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,228,080
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	333,192
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	5,000	5,016
Ser. F-2, 5.70%, 07/01/2010	120,000	121,235
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	62,984
Los Angeles, CA MHRB, Colorado Apts., Ser. H, 5.50%, 11/20/2044, (Insd. by GNMA)	665,000	653,682
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	170,000	172,275
Ser. B-2, 5.55%, 06/01/2019	670,000	676,660
Ser. C, 6.30%, 06/01/2020	480,000	486,422
Ser. C-1, 5.60%, 12/01/2017	625,000	631,356
Home Ownership Program, Go Zone, Ser. B-1, 5.60%, 06/01/2039	15,000	15,321
Home Owner, Ser. C-2, 5.55%, 06/01/2035	320,000	328,358
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	160,000	167,571
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,386,517
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	448,449
Ser. D, 5.375%, 09/01/2024	500,000	502,045
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	440,000	451,942
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. E, 6.05%, 07/01/2020, (Insd. by MBIA)	270,000	275,160
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,395,000	3,493,082
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	203,504
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	205,000	209,248
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	3,685,000	3,765,259
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,362
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,942
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	116,098
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	452,934
Ser. E, 4.65%, 07/01/2014	350,000	351,956

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A:
4.85%, 11/01/2008	$50,000	$50,437
5.55%, 05/01/2027	325,000	325,835
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,275
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	75,000	76,166
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,023,180
5.50%, 09/15/2018	15,000,000	15,165,900
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,815,000	9,924,045
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	360,000	369,378
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	273,000	278,607
Ser. A, 4.20%, 07/01/2011	520,000	527,020
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	125,000	130,248
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	13,610
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	505,000	123,927
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,110,000	2,190,665
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%, 07/01/2041	70,000	70,290
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	68,610
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,409,911
Ser. 70-A, 4.90%, 10/01/2010	400,000	406,924
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,810,000	6,257,021
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,796
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	180,000	180,614
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	215,000	215,746
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A-1, 0.00%, 12/01/2029 ¤	745,000	234,004
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	202,206
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	114,347
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	190,000	193,088
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	940,000	919,433
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	95,095

		91,246,204

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,198,296
Albuquerque NM, IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,660,000	1,700,670
Crossings at Fleming Island CDD Florida RRB, Ser. A, 5.60%, 05/01/2012	1,115,000	1,176,715
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser.A, 5.625%, 02/01/2018	2,030,000	2,073,198
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	250,185

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A:
4.25%, 11/15/2008	$250,000	$250,675
4.30%, 11/15/2009	300,000	302,061
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	101,917
Michigan Strategic Funding Ltd. Oblig. PCRRB, Detroit Edison, 5.45%, 09/01/2029, (Insd. by XL Capital Assurance, Inc.)	750,000	759,727
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	201,730
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	760,000	633,506
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	385,000	389,809
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,011,000
South Dakota EDFA RB, D.T.S. Inc. Proj., Ser. A, 4.95%, 04/01/2009	110,000	111,617
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	160,315
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	171,069
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,995,000	9,093,225
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser.A, 7.125%, 06/01/2013	3,405,000	3,531,530
York Cnty., PA IDA PCRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,148

		26,558,393

LEASE 0.2%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	666,596
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	201,972

		868,568

MISCELLANEOUS REVENUE 2.6%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	496,165
California Statewide CDA RB, SAVRS, 7.52%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,830
Florida Mid-Bay Bridge Auth. RB, Ser.A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,073,300
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	165,275
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	5,447,846
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,810
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	240,000	244,404
New Jersey Sports & Expo. Auth. RRB, Ser. A, 5.00%, 01/01/2009	105,000	105,018
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	504,250

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	$1,250,000	$1,277,163
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	102,227

		12,857,288

PORT AUTHORITY 0.6%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	371,894
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,164
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,286,781

		3,134,839

POWER 0.8%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	368,300
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	500,000	500,615
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,487,493
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A, 5.10%, 07/01/2010	1,000,000	1,012,580
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	412,788

		3,781,776

PRE-REFUNDED 14.3%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	116,410
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	104,643
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,548,520
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,328,821
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	422,804
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,079
Commerce, TX Independent Sch. Dist. GO, 5.00%, 08/15/2022, (Insd. by PSF)	245,000	246,563
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,163,183
5.50%, 11/15/2012	4,035,000	4,087,213
Delano, CA Unified Sch. Dist. Election of 1998 GO, Ser. B, 5.50%, 08/01/2025	425,000	428,591
Denver, CO City & Cnty. Arpt., RB, Ser. C, 6.125%, 11/15/2025	95,000	95,221
District of Columbia Hosp. RRB, Medlantic Hlth. Care:
Group A:
5.375%, 08/15/2015	8,500,000	8,688,615
5.75%, 08/15/2026	205,000	205,838
5.875%, 08/15/2019	315,000	316,688
Ser. A, 5.25%, 08/15/2012	290,000	291,459
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	100,000	100,160
Fresno, CA Unified Sch. Dist. GO, Ser. D, 5.00%, 08/01/2011	250,000	250,998
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,417,696
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	415,000	447,669

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	$1,005,000	$1,016,367
Jefferson Cnty., KY Hlth. Facs. RRB, Alliant Hlth. Sys. Inc., 5.125%, 10/01/2017	5,315,000	5,378,195
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	195,000	198,990
Tax Allocation, Ser. G, 6.75%, 07/01/2010	530,000	532,841
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	320,884
5.00%, 10/15/2017	175,000	178,203
Maricopa Cnty., AZ IDA MHRB, 6.625%, 07/01/2026	2,500,000	2,506,275
Metropolitan Trans. Auth. New York RB:
Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	132,821
Dedicated Tax Fund Bonds, Ser. A, 5.25%, 04/01/2009	150,000	151,134
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	104,282
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	303,354
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	764,205
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,056,900
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,800,000	2,925,916
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	4,154,904
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,676,199
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser.A, 5.25%, 01/01/2011	400,000	404,800
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	172,453
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	337,415
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	512,030
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	108,319
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E:
5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,358,489
5.00%, 09/01/2023, (Insd. by FGIC)	5,400,000	5,405,616
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,019,233
St. Paul, MN Hsg. Redev. Auth. Tax Increment RRB, Downtown & 7th Place Proj., 5.40%, 09/01/2008	150,000	150,969
Stockton, CA Hsg. Facs. RRB, O’Conner Woods Proj., Ser. A, 5.20%, 03/20/2009, (Insd. by GNMA)	170,000	170,432
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	503,680
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc.:
5.25%, 08/15/2021	1,935,000	1,945,391
5.25%, 08/15/2026	2,000,000	2,010,740
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,414,218
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,615

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	$185,000	$185,786
Ser. D, 4.875%, 08/01/2011	200,000	200,730
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,517,870

		71,602,427

PUBLIC FACILITIES 0.6%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	600,984
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008, (Insd. by FSA)	600,000	602,196
St. Charles, IL Park Dist. Refunding GO, Installment Contract Cert., 4.80%, 12/01/2010, (Insd. by FSA)	425,000	425,782
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (insd. by AMBAC)	375,000	375,758
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,044,705

		3,049,425

RESOURCE RECOVERY 0.8%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	201,604
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	151,830
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,725,477
5.50%, 11/15/2012	920,000	931,049
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	226,933
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill:
4.75%, 08/01/2008	300,000	300,666
5.00%, 08/01/2013	500,000	500,935

		4,038,494

SALES TAX 2.4%
Arizona State Muni. Fin. Proj. Refunding COP, Ser. 10, 4.80%, 07/01/2008	105,000	105,244
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,648
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	521,180
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	255,518
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.125%, 06/01/2011	600,000	604,020
5.125%, 06/01/2012	3,000,000	3,020,070
5.50%, 06/01/2011	500,000	501,070
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	450,823
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,750
New York Urban Dev. Corp. RRB, 5.50%, 07/01/2016	5,260,000	5,273,097
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	252,553

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	$200,000	$204,414
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	381,188

		11,895,575

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	630,000	636,098
Massachusetts Edl. Financing Auth. RB, Ser. C, 4.60%, 12/01/2008	320,000	320,762

		956,860

TOBACCO REVENUE 3.0%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	251,355
California Tobacco Securitization Corp. RRB, Ser. A:
5.00%, 06/01/2015	315,000	315,022
5.00%, 06/01/2017	250,000	250,115
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,889,400
6.25%, 06/01/2042	5,310,000	5,066,218
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,162,234
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	1,345,000	1,346,910
5.25%, 06/01/2012	115,000	115,187
Tobacco Settlement Mgmt. Auth. of South Carolina RB, Ser. B, 6.375%, 05/15/2028	1,755,000	1,766,179

		15,162,620

TRANSPORTATION 2.3%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	177,049
Miami, OH Valley Regl. Trans. Auth. RB, Ltd. Tax, 5.10%, 12/01/2008	330,000	330,729
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,355,000	1,392,506
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,797,900
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,217,090
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	327,027
Ser. A, 5.375%, 01/01/2016	150,000	150,155

		11,392,456

UTILITY 1.6%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2008	315,000	315,699
Austin, TX Util. Sys. RRB, Ser. A, 5.125%, 05/15/2009	1,215,000	1,217,746
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,015
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2028	100,000	101,761
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	576,478
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,758,503
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,001,410

		7,976,612

See Notes to Financial Statements

26

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.0%
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	$100,000	$100,200
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	274,487
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	250,448
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,011,840
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,023,780
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,154,807
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	305,007
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	280,000	308,588
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	905,283
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	404,528
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,280
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	958,940
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,129
5.00%, 05/15/2020	2,750,000	2,750,907

		9,799,224

Total Municipal Obligations (cost $447,559,015)		446,233,166

	Shares	Value

SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.82% q ø
(cost $46,443,462)	46,443,462	46,443,462

Total Investments (cost $494,002,477) 98.7%		492,676,628
Other Assets and Liabilities 1.3%		6,423,279

Net Assets 100.0%		$499,099,907

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

27

SCHEDULE OF INVESTMENTS continued

May 31, 2008

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

See Notes to Financial Statements

28

SCHEDULE OF INVESTMENTS continued

May 31, 2008

The following table shows the percent of total investments by geographic location as of May 31, 2008:

New York	11.2%
Texas	9.9%
California	9.9%
Massachusetts	6.4%
Florida	5.6%
Illinois	4.7%
Ohio	4.3%
Connecticut	2.7%
New Jersey	2.4%
Louisiana	2.2%
District of Columbia	2.0%
Rhode Island	2.0%
Alaska	1.8%
Utah	1.8%
North Carolina	1.8%
Michigan	1.8%
Arizona	1.8%
Indiana	1.6%
Washington	1.4%
Pennsylvania	1.4%
Kentucky	1.3%
Missouri	1.2%
Alabama	1.1%
Oklahoma	1.0%
Georgia	1.0%
South Carolina	0.9%
West Virginia	0.8%
Oregon	0.7%
Mississippi	0.7%
Tennessee	0.7%
Montana	0.6%
Maryland	0.5%
Arkansas	0.5%
New Mexico	0.5%
Virginia	0.4%
Nebraska	0.4%
New Hampshire	0.4%
Colorado	0.3%
Minnesota	0.2%
North Dakota	0.2%
Kansas	0.1%
Puerto Rico	0.1%
Wisconsin	0.1%
Hawaii	0.1%
Maine	0.1%
Non-state specific	9.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2008 (unaudited):

AAA	87.2%
AA	6.4%
A	0.8%
BBB	2.9%
Less than CCC	0.1%
NR	2.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2008 (unaudited):

Less than 1 year	14.2%
1 to 3 year(s)	8.0%
3 to 5 years	11.1%
5 to 10 years	25.3%
10 to 20 years	21.7%
20 to 30 years	13.8%
Greater than 30 years	5.9%

100.0%

See Notes to Financial Statements

29

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $ 447,559,015)	$446,233,166
Investments in affiliated money market fund, at value (cost $ 46,443,462)	46,443,462

Total investments	492,676,628
Receivable for securities sold	962,273
Receivable for Fund shares sold	775,044
Interest receivable	7,586,592
Prepaid expenses and other assets	41,700

Total assets	502,042,237

Liabilities
Dividends payable	523,250
Payable for securities purchased	1,705,176
Payable for Fund shares redeemed	601,160
Due to custodian bank	2,201
Advisory fee payable	21,438
Distribution Plan expenses payable	17,289
Due to other related parties	5,167
Accrued expenses and other liabilities	66,649

Total liabilities	2,942,330

Net assets	$499,099,907

Net assets represented by
Paid-in capital	$514,658,119
Undistributed net investment income	210,207
Accumulated net realized losses on investments	(14,442,570)
Net unrealized losses on investments	(1,325,849)

Total net assets	$499,099,907

Net assets consists of
Class A	$287,472,340
Class B	50,871,862
Class C	88,637,625
Class I	72,118,080

Total net assets	$499,099,907

Shares outstanding (unlimited number of shares authorized)
Class A	33,037,976
Class B	5,859,938
Class C	10,152,133
Class I	8,288,542

Net asset value per share
Class A	$8.70
Class A — Offering price (based on sales charge of 4.75%)	$9.13
Class B	$8.68
Class C	$8.73
Class I	$8.70

See Notes to Financial Statements

30

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Interest	$22,337,762
Income from affiliate	719,858

Total investment income	23,057,620

Expenses
Advisory fee	2,539,314
Distribution Plan expenses
Class A	834,480
Class B	650,348
Class C	876,363
Administrative services fee	481,590
Transfer agent fees	319,218
Trustees’ fees and expenses	5,556
Printing and postage expenses	45,482
Custodian and accounting fees	136,472
Registration and filing fees	72,037
Professional fees	52,868
Other	11,637

Total expenses	6,025,365
Less: Expense reductions	(10,629)
Expense reimbursements	(119,143)

Net expenses	5,895,593

Net investment income	17,162,027

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,618,175)
Net change in unrealized gains or losses on investments	(2,976,273)

Net realized and unrealized gains or losses on investments	(4,594,448)

Net increase in net assets resulting from operations	$12,567,579

See Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$17,162,027		$18,393,647
Net realized gains or losses on investments		(1,618,175)		746,981
Net change in unrealized gains or losses on investments		(2,976,273)		873,646

Net increase in net assets resulting from operations		12,567,579		20,014,274

Distributions to shareholders from
Net investment income
Class A		(10,806,163)		(10,529,677)
Class B		(1,967,511)		(2,456,320)
Class C		(2,651,059)		(2,873,030)
Class I		(1,794,485)		(1,669,333)

Total distributions to shareholders		(17,219,218)		(17,528,360)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	10,832,550	94,740,676	5,422,834	47,592,007
Class B	158,274	1,376,744	104,112	921,567
Class C	1,372,484	12,009,243	487,797	4,307,988
Class I	5,228,514	45,617,425	3,579,152	31,418,985

		153,744,088		84,240,547

Net asset value of shares issued in reinvestment of distributions
Class A	766,456	6,694,287	754,470	6,625,634
Class B	142,424	1,241,469	174,072	1,525,274
Class C	164,142	1,438,612	177,851	1,567,276
Class I	191,566	1,672,762	132,300	1,162,037

		11,047,130		10,880,221

Automatic conversion of Class B shares to Class A shares
Class A	1,138,074	9,944,493	399,660	3,509,565
Class B	(1,140,685)	(9,944,493)	(400,609)	(3,509,565)

		0		0

Payment for shares redeemed
Class A	(12,338,273)	(107,779,910)	(14,740,900)	(129,390,404)
Class B	(2,219,414)	(19,362,447)	(2,880,261)	(25,228,205)
Class C	(1,991,051)	(17,470,325)	(3,752,745)	(33,061,132)
Class I	(2,648,165)	(23,180,670)	(2,516,078)	(22,116,064)

		(167,793,352)		(209,795,805)

Net decrease in net assets resulting from capital share transactions		(3,002,134)		(114,675,037)

Total decrease in net assets		(7,653,773)		(112,189,123)
Net assets
Beginning of period		506,753,680		618,942,803

End of period		$499,099,907		$506,753,680

Undistributed net investment income		$210,207		$267,398

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

33

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after May 31, 2004.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2008, the following amounts were reclassified:

Paid-in capital	$(4,195,825)
Accumulated net realized losses on investments	4,195,825

34

NOTES TO FINANCIAL STATEMENTS continued

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the year ended May 31, 2008, the advisory fee was equivalent to 0.53% of the Fund’s average daily net assets.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $119,143.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

35

NOTES TO FINANCIAL STATEMENTS continued

Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended May 31, 2008, EIS received $32,415 from the sale of Class A shares and $333,516, $94,094 and $2,545 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $268,654,623 and $301,998,679, respectively, for the year ended May 31, 2008.

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $494,143,889. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,967,099 and $3,434,360, respectively, with a net unrealized depreciation of $1,467,261.

As of May 31, 2008, the Fund had $13,742,275 in capital loss carryovers for federal income tax purposes with $12,263,935 expiring in 2009, $397,749 expiring in 2010 and $1,080,591 expiring in 2016.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and will elect to defer post-October losses of $558,883.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Undistributed		and	Temporary
Exempt-Interest	Unrealized	Post-October	Book/Tax
Income	Depreciation	Losses	Differences

$756,296	$1,467,261	$14,301,158	$(546,089)

36

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2008	2007

Ordinary Income	$19,145	$88,533
Exempt-Interest Income	17,200,073	17,439,827

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended May 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii)

37

NOTES TO FINANCIAL STATEMENTS continued

inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include

38

NOTES TO FINANCIAL STATEMENTS continued

qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

40

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2008 the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.89%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

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43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

573853 rv3 07/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2008 and May 31, 2007 (for each Registrant except High Income Municipal Fund which had a fiscal year end of August 31, 2007), and fees billed for other services rendered by KPMG LLP.

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2008 and May 31, 2007 (for each Registrant except High Income Municipal Fund which had a fiscal year end of August 31, 2007), and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$151,600	$115,900	*incl 8/31/07 amt for High Inc Muni
Audit-related fees (1)	36,400	0
Tax fees (2)	14,143	5,746	*incl 8/31/07 amt for High Inc Muni
Non-audit fees (3)	1,062,374	908,367
All other fees	0	0

Total fees	$1,264,517	$1,030,013

(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and

Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:

Dennis H. Ferro Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: July 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: July 30, 2008